UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2464

MFS SERIES TRUST IX

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30*

Date of reporting period: July 31, 2011

*	This Form N-Q pertains only to the following series of the Registrant: MFS Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, and MFS Research Bond Fund.

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Bond Fund

QUARTERLY REPORT

July 31, 2011

MFS Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 96.4%
Aerospace – 1.8%
BE Aerospace, Inc., 8.5%, 2018	$12,742,000	$14,063,983
Bombardier, Inc., 7.75%, 2020 (n)	11,075,000	12,459,375

		$26,523,358

Airlines – 0.5%
Continental Airlines, Inc., 7.25%, 2019	$2,051,381	$2,215,491
Continental Airlines, Inc., FRN, 0.603%, 2013	6,356,006	6,006,425

		$8,221,916

Apparel Manufacturers – 0.9%
Hanesbrands, Inc., 6.375%, 2020	$6,825,000	$6,790,868
Phillips-Van Heusen Corp., 7.375%, 2020	6,826,000	7,355,015

		$14,145,883

Asset-Backed & Securitized – 5.0%
Anthracite Ltd., “A”, CDO, FRN, 0.547%, 2019 (z)	$2,798,193	$2,385,459
ARCap REIT, Inc., CDO, “G”, FRN, 6.048%, 2045 (d)(z)	2,150,000	172,000
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.787%, 2040 (z)	2,101,382	1,170,293
BlackRock Capital Finance LP, 7.75%, 2026 (n)	474,569	56,474
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (z)	8,469,596	8,507,709
Chase Commercial Mortgage Securities Corp., 6.6%, 2029 (z)	865,704	894,091
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	3,851,426	4,065,154
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 2049	2,920,000	2,666,064
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 2046	2,990,290	3,212,858
Credit Suisse Mortgage Capital Certificate, 5.311%, 2039	3,415,000	3,659,610
Crest Ltd., “A2”, CDO, 4.669%, 2018 (z)	2,293,488	2,110,009
Falcon Franchise Loan LLC, FRN, 3.789%, 2025 (i)(z)	8,797,318	695,868
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)	1,501,374	1,541,685
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)	3,045,754	3,015,297
GMAC LLC, FRN, 6.02%, 2033 (z)	1,900,760	1,969,135
GMAC LLC, FRN, 7.689%, 2034 (n)	3,212,000	2,794,440
Greenwich Capital Commercial Funding Corp., FRN, 6.073%, 2038	2,125,000	2,180,162
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	7,161,947	7,601,639
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.398%, 2042 (n)	4,734,928	1,663,103
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.817%, 2049	1,467,768	1,589,871
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.987%, 2051	9,792,112	10,399,678
KKR Financial CLO Ltd., “C”, FRN, 1.736%, 2021 (n)	3,651,630	3,049,111
LB Commercial Conduit Mortgage Trust, FRN, 0.882%, 2030 (i)	8,706,432	175,870
LB Commercial Conduit Mortgage Trust, FRN, 1.843%, 2030 (i)	8,253,842	372,749
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.744%, 2050	3,070,000	3,302,211
Morgan Stanley Capital I, Inc., FRN, 0.98%, 2030 (i)(z)	14,042,422	353,869
Prudential Securities Secured Financing Corp., FRN, 7.296%, 2013 (z)	3,468,000	3,486,261
Spirit Master Funding LLC, 5.05%, 2023 (z)	2,167,781	1,957,766

		$75,048,436

Automotive – 3.1%
Ford Motor Credit Co. LLC, 8%, 2014	$5,635,000	$6,263,269
Ford Motor Credit Co. LLC, 5%, 2018	7,000,000	7,038,115
Harley-Davidson Financial Services, 3.875%, 2016 (n)	7,200,000	7,416,806
Lear Corp., 8.125%, 2020	10,203,000	11,172,285
RCI Banque S.A., 4.6%, 2016 (n)	5,188,000	5,405,782
TRW Automotive, Inc., 7.25%, 2017 (n)	8,840,000	9,724,000

		$47,020,257

Biotechnology – 0.2%
Life Technologies Corp., 6%, 2020	$3,160,000	$3,555,607

1

MFS Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Broadcasting – 1.8%
CBS Corp., 8.875%, 2019	$4,240,000	$5,526,569
CBS Corp., 5.75%, 2020	1,010,000	1,125,138
News America, Inc., 8.5%, 2025	4,931,000	6,280,274
News America, Inc., 6.15%, 2041 (z)	2,172,000	2,166,946
SIRIUS XM Radio, Inc., 13%, 2013 (n)	7,995,000	9,374,138
WPP Finance, 8%, 2014	2,744,000	3,213,518

		$27,686,583

Brokerage & Asset Managers – 0.4%
TD Ameritrade Holding Co., 4.15%, 2014	$5,138,000	$5,474,714

Building – 1.8%
Mohawk Industries, Inc., 6.875%, 2016	$11,332,000	$12,238,560
Owens Corning, Inc., 6.5%, 2016	13,232,000	14,645,111

		$26,883,671

Cable TV – 4.1%
Cablevision Systems Corp., 8%, 2020	$8,895,000	$9,740,025
CCH II LLC, 13.5%, 2016	8,500,000	10,030,000
Cox Communications, Inc., 6.25%, 2018 (n)	1,735,000	2,035,899
DIRECTV Holdings LLC, 7.625%, 2016	2,930,000	3,182,713
DIRECTV Holdings LLC, 5.875%, 2019	3,310,000	3,774,664
Myriad International Holdings B.V., 6.375%, 2017 (n)	3,201,000	3,461,241
TCI Communications, Inc., 9.8%, 2012	3,539,000	3,696,411
Time Warner Cable, Inc., 8.25%, 2019	6,150,000	7,881,588
Time Warner Cable, Inc., 5%, 2020	1,480,000	1,590,883
Time Warner Entertainment Co. LP, 8.375%, 2033	1,734,000	2,311,481
Virgin Media Finance PLC, 9.5%, 2016	9,400,000	10,575,000
Virgin Media Secured Finance PLC, 5.25%, 2021 (n)	2,990,000	3,224,751

		$61,504,656

Chemicals – 3.5%
Ashland, Inc., 9.125%, 2017	$8,963,000	$10,173,005
Dow Chemical Co., 8.55%, 2019	10,554,000	13,942,826
Lyondell Chemical Co., 11%, 2018	14,885,000	16,857,263
Nalco Co., 8.25%, 2017	9,967,000	11,212,875

		$52,185,969

Conglomerates – 0.2%
Kennametal, Inc., 7.2%, 2012	$3,091,000	$3,244,824

Consumer Products – 1.3%
Hasbro, Inc., 6.35%, 2040	$8,846,000	$9,511,688
Newell Rubbermaid, Inc., 5.5%, 2013	4,425,000	4,709,010
Whirlpool Corp., 8%, 2012	5,627,000	5,920,285

		$20,140,983

Consumer Services – 0.8%
Service Corp. International, 7.375%, 2014	$5,360,000	$5,869,200
Service Corp. International, 7%, 2019	5,550,000	5,924,625

		$11,793,825

Containers – 1.3%
Crown Americas LLC, 7.625%, 2017	$11,644,000	$12,604,630
Greif, Inc., 6.75%, 2017	5,864,000	6,186,520

		$18,791,150

Defense Electronics – 0.6%
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	$7,642,000	$8,871,613

2

MFS Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Electronics – 0.2%
Tyco Electronics Group S.A., 6.55%, 2017	$2,450,000	$2,925,472

Emerging Market Quasi-Sovereign – 1.8%
Development Bank of Kazakhstan, 5.5%, 2015 (n)	$4,065,000	$4,237,763
Gaz Capital S.A., 8.125%, 2014 (n)	2,914,000	3,325,748
Majapahit Holding B.V., 7.75%, 2020 (n)	3,549,000	4,329,780
Pemex Finance Ltd., 10.61%, 2017	1,500,000	1,975,127
Petrobras International Finance Co., 3.875%, 2016	6,547,000	6,788,957
Petroleos Mexicanos, 6.5%, 2041 (n)	412,000	435,825
VEB Finance Ltd., 6.902%, 2020 (n)	3,051,000	3,310,335
VTB Capital S.A., 6.551%, 2020 (n)	2,245,000	2,287,206

		$26,690,741

Energy - Independent – 4.8%
Anadarko Petroleum Corp., 6.375%, 2017	$4,953,000	$5,838,795
Anadarko Petroleum Corp., 6.45%, 2036	4,296,000	4,682,430
Anadarko Petroleum Corp., 6.2%, 2040	3,600,000	3,832,675
Chesapeake Energy Corp., 6.875%, 2020	9,300,000	10,090,500
Newfield Exploration Co., 6.625%, 2016	10,285,000	10,606,406
Nexen, Inc., 7.5%, 2039	5,160,000	6,278,729
Pioneer Natural Resources Co., 6.65%, 2017	6,900,000	7,597,010
Pioneer Natural Resources Co., 7.5%, 2020	7,237,000	8,334,940
Southwestern Energy Co., 7.5%, 2018	10,149,000	11,696,723
Talisman Energy, Inc., 7.75%, 2019	1,930,000	2,427,990

		$71,386,198

Energy - Integrated – 0.4%
BP Capital Markets PLC, 4.5%, 2020	$4,127,000	$4,413,492
Hess Corp., 8.125%, 2019	1,452,000	1,884,024

		$6,297,516

Entertainment – 0.3%
Viacom, Inc., 3.5%, 2017	$4,200,000	$4,355,497

Financial Institutions – 2.8%
CIT Group, Inc., 6.625%, 2018 (n)	$7,448,000	$7,857,640
General Electric Capital Corp., 3.75%, 2014	2,587,000	2,752,058
General Electric Capital Corp., 5.5%, 2020	8,500,000	9,332,482
International Lease Finance Corp., 8.75%, 2017	555,000	620,213
International Lease Finance Corp., 7.125%, 2018 (n)	3,221,000	3,430,365
International Lease Finance Corp., 6.25%, 2019	3,853,000	3,844,913
SLM Corp., 6.25%, 2016	7,889,000	8,255,065
SLM Corp., 8%, 2020	5,910,000	6,475,309

		$42,568,045

Food & Beverages – 3.5%
Anheuser-Busch InBev S.A., 7.75%, 2019	$4,630,000	$6,033,279
Kraft Foods, Inc., 6.125%, 2018	8,190,000	9,679,065
Miller Brewing Co., 5.5%, 2013 (n)	7,185,000	7,775,463
Pernod Ricard S.A., 5.75%, 2021 (n)	4,384,000	4,737,258
Tyson Foods, Inc., 6.85%, 2016	12,881,000	14,346,214
Wm. Wrigley Jr. Co., 3.05%, 2013 (n)	9,894,000	10,122,403

		$52,693,682

Food & Drug Stores – 0.3%
CVS Caremark Corp., 3.25%, 2015	$1,743,000	$1,832,343
CVS Caremark Corp., 5.75%, 2017	2,008,000	2,325,798

3

MFS Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Drug Stores – continued
CVS Caremark Corp., 5.75%, 2041	$770,000	$801,784

		$4,959,925

Forest & Paper Products – 1.4%
Fibria Overseas Finance, 6.75%, 2021 (n)	$5,938,000	$6,234,900
Georgia-Pacific Corp., 7.125%, 2017 (n)	6,000,000	6,451,038
Georgia-Pacific Corp., 5.4%, 2020 (n)	5,573,000	5,895,342
Inversiones CMPC S.A., 4.75%, 2018 (n)	2,196,000	2,252,690

		$20,833,970

Gaming & Lodging – 2.0%
Host Hotels & Resorts, Inc., 6.75%, 2016	$8,900,000	$9,178,125
Wyndham Worldwide Corp., 6%, 2016	11,520,000	12,506,792
Wynn Las Vegas LLC, 7.75%, 2020	6,800,000	7,514,000

		$29,198,917

Insurance – 2.9%
Aflac, Inc., 6.45%, 2040	$4,599,000	$4,792,862
American International Group, Inc., 6.4%, 2020	5,800,000	6,363,232
ING Groep N.V., 5.775% to 2015, FRN to 2049	9,906,000	8,964,930
Metropolitan Life Global Funding, 5.125%, 2014 (n)	2,700,000	2,962,618
Principal Financial Group, Inc., 7.875%, 2014	200,000	231,943
Prudential Financial, Inc., 4.75%, 2015	4,369,000	4,753,804
Unum Group, 7.125%, 2016	4,500,000	5,243,153
UnumProvident Corp., 6.85%, 2015 (n)	8,751,000	9,919,057

		$43,231,599

Insurance - Health – 0.4%
Humana, Inc., 7.2%, 2018	$5,489,000	$6,486,148

Insurance - Property & Casualty – 2.0%
Aon Corp., 6.25%, 2040	$1,832,000	$1,983,349
AXIS Capital Holdings Ltd., 5.75%, 2014	5,545,000	6,033,437
AXIS Capital Holdings Ltd., 5.875%, 2020	1,810,000	1,912,122
Chubb Corp., 6.375% to 2017, FRN to 2067	1,838,000	1,897,735
CNA Financial Corp., 5.875%, 2020	6,010,000	6,445,707
Marsh & McLennan Cos., Inc., 4.8%, 2021	3,500,000	3,534,962
XL Group PLC, 6.5% to 2017, FRN to 2049	2,655,000	2,479,106
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)	1,048,000	1,063,720
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)	4,913,000	4,888,435

		$30,238,573

Machinery & Tools – 0.8%
Case New Holland, Inc., 7.875%, 2017 (n)	$11,046,000	$12,509,595

Major Banks – 8.4%
Bank of America Corp., 3.625%, 2016	$4,000,000	$4,016,300
Bank of America Corp., 5.65%, 2018	4,060,000	4,296,515
Bank of America Corp., 7.625%, 2019	1,290,000	1,520,460
Bank of America Corp., 5.625%, 2020	360,000	374,087
BB&T Corp., 3.95%, 2016	2,500,000	2,670,443
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	4,300,000	4,020,500
Commonwealth Bank of Australia, 5%, 2019 (n)	1,530,000	1,629,040
Credit Suisse (USA), Inc., 6%, 2018	1,320,000	1,426,871
Goldman Sachs Group, Inc., 5.625%, 2017	7,771,000	8,309,927
Goldman Sachs Group, Inc., 7.5%, 2019	8,443,000	9,973,268
HSBC USA, Inc., 4.875%, 2020	7,140,000	7,187,624
JPMorgan Chase & Co., 4.25%, 2020	6,107,000	6,091,476

4

MFS Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
JPMorgan Chase & Co., 4.625%, 2021	$6,380,000	$6,506,324
JPMorgan Chase Capital XXII, 6.45%, 2037	4,770,000	4,837,701
JPMorgan Chase Capital XXVII, 7%, 2039	1,239,000	1,259,250
Macquarie Group Ltd., 6%, 2020 (n)	2,503,000	2,530,468
Macquarie Group Ltd., 6.25%, 2021 (n)	1,500,000	1,520,961
Merrill Lynch & Co., Inc., 6.15%, 2013	3,390,000	3,619,005
Merrill Lynch & Co., Inc., 6.05%, 2016	3,281,000	3,468,886
Morgan Stanley, 5.75%, 2016	5,924,000	6,436,254
Morgan Stanley, 7.3%, 2019	3,930,000	4,518,985
Morgan Stanley, 5.5%, 2021	5,114,000	5,271,266
PNC Funding Corp., 5.625%, 2017	7,355,000	8,173,545
Santander UK PLC, 3.875%, 2014 (n)	2,587,000	2,636,668
UFJ Finance Aruba AEC, 6.75%, 2013	6,193,000	6,793,981
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	3,160,000	2,950,176
Wachovia Corp., 6.605%, 2025	7,936,000	9,049,056
Wells Fargo & Co., 4.6%, 2021	1,800,000	1,873,586
Wells Fargo & Co., 7.98% to 2018, FRN to 2049	2,157,000	2,310,686

		$125,273,309

Medical & Health Technology & Services – 2.1%
Davita, Inc., 6.625%, 2020	$6,460,000	$6,589,200
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	10,225,000	11,605,375
Hospira, Inc., 6.05%, 2017	5,884,000	6,792,878
McKesson Corp., 5.7%, 2017	5,010,000	5,843,148
McKesson Corp., 7.5%, 2019	920,000	1,152,541

		$31,983,142

Metals & Mining – 5.0%
ArcelorMittal, 6.5%, 2014	$6,119,000	$6,808,868
ArcelorMittal, 9.85%, 2019	10,079,000	13,118,383
BHP Billiton Finance Ltd., 5.5%, 2014	100,000	112,208
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	2,727,000	2,979,248
Gold Fields Ltd., 4.875%, 2020 (n)	7,980,000	7,740,600
Peabody Energy Corp., 7.375%, 2016	12,030,000	13,623,975
Southern Copper Corp., 6.75%, 2040	11,015,000	11,672,331
Teck Resources Ltd., 10.75%, 2019	5,838,000	7,428,855
Vale Overseas Ltd., 5.625%, 2019	10,207,000	11,225,403

		$74,709,871

Mortgage-Backed – 0.1%
Fannie Mae, 7.5%, 2030 - 2031	$470,872	$553,111
Fannie Mae, 6.5%, 2032	931,103	1,055,451

		$1,608,562

Natural Gas - Pipeline – 4.5%
El Paso Pipeline Partners LP, 6.5%, 2020	$5,580,000	$6,414,651
Energy Transfer Partners LP, 8.5%, 2014	7,200,000	8,395,553
Energy Transfer Partners LP, 9.7%, 2019	3,520,000	4,563,948
Enterprise Products Operating LP, 5.65%, 2013	2,434,000	2,605,373
Enterprise Products Operating LP, 5.2%, 2020	2,000,000	2,187,022
Enterprise Products Partners LP, 6.3%, 2017	3,590,000	4,199,740
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	2,791,000	3,035,213
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	1,472,000	1,551,120
Kinder Morgan Energy Partners, 6.85%, 2020	1,303,000	1,556,414
Kinder Morgan Energy Partners, 6.5%, 2039	1,000,000	1,095,358
Kinder Morgan Energy Partners LP, 5.125%, 2014	2,559,000	2,825,574

5

MFS Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Natural Gas - Pipeline – continued
Kinder Morgan Energy Partners LP, 7.4%, 2031	$3,627,000	$4,250,768
Plains All American Pipeline, LP, 3.95%, 2015	5,710,000	6,096,938
Rockies Express Pipeline, 5.625%, 2020 (n)	5,303,000	5,551,589
Southern Natural Gas Co., 4.4%, 2021 (z)	2,500,000	2,539,333
Spectra Energy Capital LLC, 8%, 2019	5,750,000	7,235,622
Spectra Energy Partners LP, 4.6%, 2021	2,500,000	2,565,108

		$66,669,324

Network & Telecom – 2.6%
AT&T, Inc., 5.35%, 2040	$1,600,000	$1,593,608
CenturyLink, Inc., 7.6%, 2039	4,420,000	4,456,942
Telefonica Emisiones S.A.U., 5.134%, 2020	5,000,000	4,941,120
Telefonica Emisiones S.A.U., 5.462%, 2021	4,470,000	4,482,740
Verizon Communications, Inc., 1.95%, 2014	12,500,000	12,816,675
Verizon New York, Inc., 6.875%, 2012	3,370,000	3,506,886
Windstream Corp., 7.75%, 2021	6,460,000	6,847,600

		$38,645,571

Oil Services – 0.2%
Transocean, Inc., 6%, 2018	$2,650,000	$3,019,201

Oils – 0.5%
LUKOIL International Finance B.V., 6.125%, 2020 (n)	$6,761,000	$7,031,440

Other Banks & Diversified Financials – 4.8%
American Express Centurion Bank, 5.5%, 2013	$3,943,000	$4,213,025
American Express Co., 8.125%, 2019	1,435,000	1,842,135
Banco Bradesco S.A., 6.75%, 2019 (n)	4,713,000	5,101,823
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)	8,500,000	8,055,459
Capital One Financial Corp., 8.8%, 2019	7,000,000	8,804,201
Capital One Financial Corp., 10.25%, 2039	3,490,000	3,692,420
Citigroup, Inc., 6.125%, 2018	5,765,000	6,441,482
Citigroup, Inc., 5.375%, 2020	1,500,000	1,601,774
Citigroup, Inc., 8.125%, 2039	2,480,000	3,199,289
Discover Bank, 7%, 2020	8,164,000	9,215,825
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	3,146,000	3,647,315
HSBC Holdings PLC, 5.1%, 2021	6,639,000	6,973,174
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)	2,450,000	2,394,875
Santander Holdings USA, Inc., 4.625%, 2016	1,650,000	1,704,673
Turkiye Garanti Bankasi A.S., 6.25%, 2021 (n)	1,496,000	1,451,120
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	3,471,000	3,366,870

		$71,705,460

Pharmaceuticals – 1.4%
Amgen, Inc., 2.3%, 2016	$3,000,000	$3,043,200
Celgene Corp., 2.45%, 2015	3,438,000	3,480,817
Mylan Laboratories, Inc., 7.625%, 2017 (n)	12,723,000	13,963,493

		$20,487,510

Pollution Control – 1.0%
Allied Waste North America, Inc., 6.875%, 2017	$7,890,000	$8,531,063
Republic Services, Inc., 5.25%, 2021	6,200,000	6,753,300

		$15,284,363

Printing & Publishing – 0.3%
Pearson PLC, 5.5%, 2013 (n)	$1,930,000	$2,061,543
Pearson PLC, 4%, 2016 (n)	2,500,000	2,629,138

		$4,690,681

6

MFS Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Railroad & Shipping – 0.8%
CSX Corp., 7.375%, 2019	$5,360,000	$6,683,116
Kansas City Southern, 8%, 2018	4,243,000	4,699,971

		$11,383,087

Real Estate – 2.3%
HCP, Inc., REIT, 5.375%, 2021	$7,560,000	$8,094,900
HRPT Properties Trust, REIT, 6.25%, 2016	6,245,000	6,943,634
Simon Property Group, Inc., REIT, 5.75%, 2015	2,560,000	2,898,271
Simon Property Group, Inc., REIT, 10.35%, 2019	5,828,000	8,214,193
WEA Finance LLC, REIT, 6.75%, 2019 (n)	7,693,000	8,909,171

		$35,060,169

Retailers – 1.9%
Gap, Inc., 5.95%, 2021	$7,851,000	$7,746,354
Home Depot, Inc., 5.95%, 2041	4,554,000	4,945,471
Limited Brands, Inc., 7%, 2020	11,059,000	11,750,188
Wesfarmers Ltd., 6.998%, 2013 (n)	4,170,000	4,542,327

		$28,984,340

Specialty Stores – 0.4%
Advance Auto Parts, Inc., 5.75%, 2020	$5,476,000	$5,935,836

Telecommunications - Wireless – 2.1%
American Tower Corp., 4.625%, 2015	$10,110,000	$10,861,254
American Tower Corp., 4.5%, 2018	5,760,000	5,994,979
Crown Castle International Corp., 7.75%, 2017 (n)	6,040,000	6,606,250
Crown Castle Towers LLC, 4.883%, 2020 (n)	1,400,000	1,444,709
Crown Castle Towers LLC, 6.113%, 2020 (n)	1,615,000	1,803,498
Rogers Cable, Inc., 5.5%, 2014	2,229,000	2,466,003
Vodafone Group PLC, 5.625%, 2017	1,452,000	1,663,012

		$30,839,705

Telephone Services – 0.3%
Embarq Corp., 7.082%, 2016	$3,710,000	$4,244,310

Tobacco – 2.7%
Altria Group, Inc., 9.95%, 2038	$3,114,000	$4,548,579
BAT International Finance PLC, 9.5%, 2018 (n)	6,976,000	9,429,857
Lorillard Tobacco Co., 8.125%, 2019	12,457,000	14,965,391
Reynolds American, Inc., 7.25%, 2012	2,612,000	2,745,421
Reynolds American, Inc., 6.75%, 2017	7,310,000	8,586,004

		$40,275,252

Transportation - Services – 0.3%
Erac USA Finance Co., 6.375%, 2017 (n)	$1,400,000	$1,653,449
Erac USA Finance Co., 7%, 2037 (n)	2,728,000	3,098,735

		$4,752,184

Utilities - Electric Power – 3.8%
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)	$4,390,000	$4,608,034
CenterPoint Energy, Inc., 5.95%, 2017	4,600,000	5,260,638
CMS Energy Corp., 2.75%, 2014	4,220,000	4,248,109
DPL, Inc., 6.875%, 2011	3,644,000	3,660,966
EDP Finance B.V., 6%, 2018 (n)	10,427,000	9,302,375
Enersis S.A., 7.375%, 2014	4,189,000	4,692,024
Exelon Corp., 4.9%, 2015	2,000,000	2,180,590
NRG Energy, Inc., 7.625%, 2019 (n)	7,239,000	7,239,000
Oncor Electric Delivery Co., 6.8%, 2018	1,868,000	2,225,240
PPL WEM Holdings PLC, 5.375%, 2021 (n)	5,693,000	5,997,883

7

MFS Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
PSEG Power LLC, 5.32%, 2016	$1,727,000	$1,934,116
System Energy Resources, Inc., 5.129%, 2014 (z)	1,198,917	1,230,557
Waterford 3 Funding Corp., 8.09%, 2017	4,035,516	4,034,144

		$56,613,676

Total Bonds		$1,444,666,316

Floating Rate Loans (g)(r) – 0.1%
Automotive – 0.1%
Ford Motor Co., Term Loan B-1, 2.94%, 2013	$1,756,913	$1,754,388

Money Market Funds (v) – 1.9%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value	27,942,655	$27,942,655

Total Investments		$1,474,363,359

Other Assets, Less Liabilities – 1.6%		23,736,886

Net Assets – 100.0%		$1,498,100,245

(d)	Non-income producing security - in default.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $326,262,470, representing 21.8% of net assets.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ARCap REIT, Inc., CDO, “G”, FRN, 6.048%, 2045	9/21/04	$1,975,512	$172,000
Anthracite Ltd., “A”, CDO, FRN, 0.547%, 2019	1/15/10	2,050,416	2,385,459
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.787%, 2040	3/01/06	2,101,382	1,170,293
Capital Trust Realty Ltd., CDO, 5.16%, 2035	9/14/10 - 9/16/10	8,477,916	8,507,709
Chase Commercial Mortgage Securities Corp., 6.6%, 2029	6/07/00	865,704	894,091
Crest Ltd., “A2”, CDO, 4.669%, 2018	3/02/10	1,888,674	2,110,009
Falcon Franchise Loan LLC, FRN, 3.789%, 2025	1/29/03	728,707	695,868
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11	2,955,304	3,015,297
GMAC LLC, FRN, 6.02%, 2033	3/20/02	1,900,760	1,969,135
Morgan Stanley Capital I, Inc., FRN, 0.98%, 2030	4/04/02	489,381	353,869
News America, Inc., 6.15%, 2041	7/19/11	2,110,878	2,166,946
Prudential Securities Secured Financing Corp., FRN, 7.296%, 2013	12/06/04	3,560,029	3,486,261
Southern Natural Gas Co., 4.4%, 2021	6/02/11	2,497,802	2,539,333
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	2,146,397	1,957,766
System Energy Resources, Inc., 5.129%, 2014	4/16/04 - 7/22/11	1,198,917	1,230,557

Total Restricted Securities			$32,654,593
% of Net assets			2.2%

8

MFS Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

9

MFS Bond Fund

Supplemental Information (Unaudited) 7/31/11

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as swap contracts. The following is a summary of the levels used as of July 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Non-U.S. Sovereign Debt	$—	$26,690,741	$—	$26,690,741
Corporate Bonds	—	1,089,360,341	—	1,089,360,341
Residential Mortgage-Backed Securities	—	1,665,036	—	1,665,036
Commercial Mortgage-Backed Securities	—	54,582,086	—	54,582,086
Asset-Backed Securities (including CDOs)	—	20,409,878	—	20,409,878
Foreign Bonds	—	251,958,234	—	251,958,234
Floating Rate Loans	—	1,754,388	—	1,754,388
Mutual Funds	27,942,655	—	—	27,942,655

Total Investments	$27,942,655	$1,446,420,704	$—	$1,474,363,359

Other Financial Instruments
Swaps	$—	$(916,393)	$—	$(916,393)

For further information regarding security characteristics, see the Portfolio of Investments.

10

MFS Bond Fund

Supplemental Information (Unaudited) 7/31/11 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,403,937,892

Gross unrealized appreciation	$86,111,862
Gross unrealized depreciation	(15,686,395)

Net unrealized appreciation (depreciation)	$70,425,467

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Derivative Contracts at 7/31/11

Swap Agreements at 7/31/11

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Liability Derivatives
Credit Default Swaps
12/20/12	USD	6,090,000	Merrill Lynch International	1.00% (fixed rate)	(1)	$(916,393)

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by MBIA, Inc., 7%, 12/15/25, a Ba3 rated bond. The fund entered into the contract to gain issuer exposure.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy. If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount.

At July 31, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	30,792,573	103,128,617	(105,978,535)	27,942,655

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$12,458	$27,942,655

11

MFS® Limited Maturity Fund

QUARTERLY REPORT

July 31, 2011

MFS Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 98.2%
Airlines – 0.3%
Continental Airlines, Inc., FRN, 0.603%, 2013	$3,500,545	$3,308,008

Asset-Backed & Securitized – 7.1%
Ally Auto Receivables Trust, “A2”, 0.67%, 2013	$3,000,000	$3,000,114
Anthracite Ltd., “A”, CDO, FRN, 0.547%, 2019 (z)	450,215	383,808
Bayview Commercial Asset Trust, FRN, 0.497%, 2035 (z)	1,321,140	1,076,626
Bayview Commercial Asset Trust, FRN, 0.457%, 2036 (z)	1,131,060	916,127
Bayview Commercial Asset Trust, FRN, 3.175%, 2036 (i)(z)	6,068,850	290,903
Bayview Financial Acquisition Trust, FRN, 5.638%, 2036	2,370,000	2,139,174
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041	1,445,531	1,454,220
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.787%, 2040 (z)	1,006,222	560,381
BMW Vehicle Lease Trust, 0.58%, 2012	2,734,243	2,734,173
Brascan Real Estate, CDO, FRN, 1.851%, 2040 (z)	1,526,000	1,068,200
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (z)	4,120,000	4,138,540
Chrysler Financial Auto Securitization Trust, 0.69%, 2013	2,714,241	2,715,138
Commercial Mortgage Asset Trust, FRN, 0.747%, 2032 (i)(z)	16,514,467	163,270
Commercial Mortgage Pass-Through Certificates, FRN, 0.376%, 2017 (n)	3,400,000	3,275,524
Continental Airlines, Inc., FRN, 0.711%, 2011	151,399	151,021
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.303%, 2035	963,200	940,126
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.737%, 2037	2,783,654	1,127,770
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.419%, 2037	4,000,000	1,576,740
Ford Credit Auto Lease Trust, “A2”, 0.75%, 2012 (n)	4,714,143	4,715,536
Ford Credit Auto Lease Trust, “A2”, 0.74%, 2013	1,740,000	1,739,632
Ford Credit Auto Owner Trust, “A2”, 0.68%, 2014	500,000	501,305
FUEL Trust, 4.207%, 2016 (n)	3,170,000	3,222,448
Gramercy Real Estate Ltd., CDO, FRN, 0.573%, 2035 (z)	1,770,016	1,504,514
Hertz Global Holdings, Inc., 4.26%, 2014 (n)	2,990,000	3,118,778
Hertz Vehicle Financing LLC, 2010-1A, “A1”, 2.6%, 2015 (n)	1,570,000	1,607,474
Hyundai Auto Receivables Trust, “A3”, 1.16%, 2015	2,520,000	2,534,429
IMPAC CMB Trust, FRN, 0.927%, 2034	400,927	337,515
IMPAC CMB Trust, FRN, 1.107%, 2034	422,029	284,452
IMPAC Secured Assets Corp., FRN, 0.537%, 2036	1,291,193	1,172,245
Interstar Millennium Trust, FRN, 0.649%, 2036	506,391	470,181
John Deere Owner Trust, “A2”, 0.64%, 2014	2,750,000	2,750,306
JPMorgan Chase Commercial Mortgage Securities Corp., 5.298%, 2047	5,000,000	5,046,641
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.298%, 2037	3,236,141	3,309,550
JPMorgan Mortgage Acquisition Corp., FRN, 5.532%, 2036	3,700,000	3,428,135
LB Commercial Conduit Mortgage Trust, FRN, 1.38%, 2035 (i)	4,624,743	233,550
Mercedes-Benz Auto Lease Trust, “A2”, 0.79%, 2013 (n)	3,550,000	3,554,247
Merrill Lynch Mortgage Investors, Inc., 5.45%, 2037	2,096,980	597,662
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.878%, 2046	2,025,661	2,024,204
Morgan Stanley Capital I, Inc., FRN, 1.103%, 2031 (i)(z)	1,663,276	29,761
Nationslink Funding Corp., FRN, 1.254%, 2030 (i)	3,340,108	64,331
Nissan Auto Lease Trust, “A2”, 0.9%, 2013	4,043,285	4,049,059
Option One Mortgage Loan Trust, FRN, 5.611%, 2037	1,990,000	1,034,907
Ownit Mortgage Loan Asset-Backed Certificates, FRN, 5.29%, 2036	2,413,804	1,377,954
Smart Trust, “A2B”, FRN, 0.937%, 2013 (z)	2,298,000	2,297,956
Structured Asset Securities Corp., FRN, 4.67%, 2035	20,677	20,629
Thornburg Mortgage Securities Trust, FRN, 0.867%, 2043	1,797,013	1,621,501
Wachovia Bank Commercial Mortgage Trust, 5.275%, 2048	5,964,851	5,978,149
Wachovia Bank Commercial Mortgage Trust, “A3”, FRN, 5.899%, 2051	1,250,000	1,326,175

		$87,665,081

1

MFS Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Automotive – 1.9%
American Honda Finance Corp., 2.375%, 2013 (n)	$4,050,000	$4,129,530
American Honda Finance Corp., 1.625%, 2013 (n)	1,800,000	1,813,729
BMW US Capital LLC, 4.25%, 2011	1,900,000	1,917,433
Harley-Davidson Financial Services, 3.875%, 2016 (n)	4,620,000	4,759,117
Nissan Motor Acceptance Corp., 3.25%, 2013 (n)	1,500,000	1,533,119
RCI Banque S.A., FRN, 2.116%, 2014 (n)	4,820,000	4,810,307
Toyota Motor Credit Corp., 5.125%, 2011	3,246,000	3,276,292
Toyota Motor Credit Corp., 3.2%, 2015	1,270,000	1,338,735

		$23,578,262

Banks & Diversified Financials (Covered Bonds) – 2.1%
Bank of Nova Scotia, 1.45%, 2013 (n)	$5,540,000	$5,609,499
BNP Paribas Home Loan, 2.2%, 2015 (n)	4,260,000	4,224,186
Canadian Imperial Bank of Commerce, 2%, 2013 (n)	1,496,000	1,524,448
Compagnie de Financement Foncier, 2.125%, 2013 (n)	3,500,000	3,551,818
Compagnie de Financement Foncier, FRN, 1.003%, 2012 (n)	4,700,000	4,697,927
SpareBank 1 Boligkreditt A.S., 2.625%, 2016 (n)	2,260,000	2,294,510
Stadshypotek AB, FRN, 0.796%, 2013 (n)	4,200,000	4,195,758

		$26,098,146

Broadcasting – 0.6%
NBC Universal, Inc., 2.1%, 2014 (n)	$2,100,000	$2,143,113
WPP Finance, 8%, 2014	4,550,000	5,328,537

		$7,471,650

Brokerage & Asset Managers – 0.8%
BlackRock, Inc., 3.5%, 2014	$3,700,000	$3,948,559
Franklin Resources, Inc., 2%, 2013	3,290,000	3,351,750
TD AMERITRADE Holding Corp., 2.95%, 2012	2,548,000	2,606,115

		$9,906,424

Building – 0.1%
CRH America, Inc., 5.3%, 2013	$1,400,000	$1,496,929

Cable TV – 0.9%
Comcast Corp., 5.3%, 2014	$2,250,000	$2,476,649
DIRECTV Holdings LLC, 4.75%, 2014	3,000,000	3,307,692
Time Warner Cable, Inc., 5.4%, 2012	5,409,000	5,640,478

		$11,424,819

Chemicals – 1.3%
Dow Chemical Co., 7.6%, 2014	$6,030,000	$7,028,839
Potash Corp. of Saskatchewan, Inc., 5.25%, 2014	3,210,000	3,555,435
PPG Industries, Inc., 5.75%, 2013	5,201,000	5,577,890

		$16,162,164

Computer Software – 0.6%
Adobe Systems, Inc., 3.25%, 2015	$4,085,000	$4,306,795
Oracle Corp., 3.75%, 2014	2,430,000	2,629,848

		$6,936,643

Conglomerates – 0.8%
ABB Treasury Center USA, Inc., 2.5%, 2016 (z)	$3,510,000	$3,567,985
Danaher Corp., 1.3%, 2014	2,350,000	2,376,741
Ingersoll-Rand Global Holding Co. Ltd., 6%, 2013	2,575,000	2,819,424
Ingersoll-Rand Global Holding Co. Ltd., 9.5%, 2014	1,025,000	1,232,579

		$9,996,729

2

MFS Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Products – 1.8%
Clorox Co., 5%, 2013	$5,850,000	$6,120,773
Mattel, Inc., 5.625%, 2013	3,330,000	3,556,616
Newell Rubbermaid, Inc., 5.5%, 2013	4,360,000	4,639,838
Phillips Electronics N.V., 7.25%, 2013	400,000	448,430
Royal Philips Electronics N.V., 4.625%, 2013	3,980,000	4,201,053
Whirlpool Corp., 8%, 2012	3,511,000	3,693,997

		$22,660,707

Consumer Services – 0.8%
Western Union Co., 5.4%, 2011	$5,500,000	$5,577,792
Western Union Co., FRN, 0.832%, 2013	4,190,000	4,205,499

		$9,783,291

Defense Electronics – 0.5%
BAE Systems Holdings, Inc., 6.4%, 2011 (n)	$3,495,000	$3,570,513
BAE Systems Holdings, Inc., 4.95%, 2014 (n)	2,640,000	2,849,555

		$6,420,068

Electronics – 1.1%
Applied Materials, Inc., 2.65%, 2016	$1,670,000	$1,714,751
Broadcom Corp., 1.5%, 2013 (n)	1,400,000	1,405,971
Texas Instruments, Inc., 1.375%, 2014	5,160,000	5,215,006
Tyco Electronics Ltd., 6%, 2012	4,751,000	5,028,810

		$13,364,538

Emerging Market Quasi-Sovereign – 1.8%
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)	$979,000	$976,553
Corporacion Nacional del Cobre de Chile, 4.75%, 2014 (n)	5,420,000	5,833,324
Korea Expressway Corp., 4.5%, 2015 (n)	2,479,000	2,620,415
Mubadala Development Co., 5.75%, 2014 (n)	3,197,000	3,525,840
National Agricultural Co., 5%, 2014 (n)	2,541,000	2,720,290
Petrobras International Finance Co., 3.875%, 2016	3,624,000	3,757,932
Ras Laffan Liquefied Natural Gas Co. Ltd., 8.294%, 2014 (n)	2,142,000	2,345,490

		$21,779,844

Emerging Market Sovereign – 0.4%
State of Qatar, 5.15%, 2014 (n)	$1,588,000	$1,730,920
State of Qatar, 5.15%, 2014	3,000,000	3,270,000

		$5,000,920

Energy - Independent – 0.6%
Encana Corp., 6.3%, 2011	$3,200,000	$3,245,546
EnCana Holdings Finance Corp., 5.8%, 2014	3,545,000	3,958,343

		$7,203,889

Energy- Integrated – 2.9%
BP Capital Markets PLC, 3.125%, 2015	$5,300,000	$5,550,250
Cenovus Energy, Inc., 4.5%, 2014	2,170,000	2,377,207
ConocoPhillips, 5.5%, 2013	1,700,000	1,835,641
ConocoPhillips, 4.75%, 2014	1,740,000	1,903,962
Hess Corp., 7%, 2014	3,740,000	4,276,611
Husky Energy, Inc., 5.9%, 2014	2,965,000	3,319,000
Petro-Canada Financial Partnership, 5%, 2014	2,950,000	3,247,593
Royal Dutch Shell PLC, 3.1%, 2015	5,780,000	6,168,248
Statoil A.S.A., 2.9%, 2014	4,380,000	4,634,294
TOTAL S.A., 3%, 2015	2,810,000	2,974,424

		$36,287,230

3

MFS Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – 1.6%
General Electric Capital Corp., 5.45%, 2013	$600,000	$638,301
General Electric Capital Corp., 4.8%, 2013	1,820,000	1,935,548
General Electric Capital Corp., 1.875%, 2013	3,030,000	3,069,217
General Electric Capital Corp., FRN, 0.403%, 2012	1,570,000	1,569,611
General Electric Capital Corp., FRN, 1.096%, 2014	6,000,000	6,000,498
NYSE Euronext, Inc., 4.8%, 2013	3,230,000	3,448,445
ORIX Corp., 5.48%, 2011	3,240,000	3,276,832

		$19,938,452

Food & Beverages – 4.9%
Anheuser-Busch InBev S.A., 3%, 2012	$2,000,000	$2,053,370
Anheuser-Busch InBev S.A., 3.625%, 2015	1,350,000	1,454,474
Anheuser-Busch InBev S.A., FRN, 0.976%, 2013	2,000,000	2,016,492
Brown-Forman Corp., 5.2%, 2012	3,780,000	3,890,739
Cargill, Inc., 6.375%, 2012 (n)	350,000	367,010
Coca Cola Co., 0.75%, 2013	1,570,000	1,571,631
Conagra Foods, Inc., 5.875%, 2014	4,000,000	4,409,484
Diageo Capital PLC, 5.125%, 2012	7,130,000	7,294,846
Diageo Capital PLC, 7.375%, 2014	3,520,000	4,063,220
Dr Pepper Snapple Group, Inc., 1.7%, 2011	3,160,000	3,174,587
Dr Pepper Snapple Group, Inc., 2.35%, 2012	2,240,000	2,284,760
General Mills, Inc., 5.25%, 2013	2,100,000	2,279,346
General Mills, Inc., 5.2%, 2015	1,990,000	2,239,902
H.J. Heinz Co., 5.35%, 2013	1,500,000	1,625,898
Kraft Foods, Inc., 6.25%, 2012	1,031,000	1,080,131
Kraft Foods, Inc., 6.75%, 2014	1,100,000	1,252,830
Miller Brewing Co., 5.5%, 2013 (n)	6,225,000	6,736,571
PepsiAmericas, Inc., 4.5%, 2013	3,000,000	3,175,971
PepsiCo, Inc., 2.5%, 2016	3,400,000	3,499,141
Wm. Wrigley Jr. Co., 2.45%, 2012 (n)	6,263,000	6,270,923

		$60,741,326

Food & Drug Stores – 0.4%
CVS Caremark Corp., 5.75%, 2011	$2,240,000	$2,243,933
CVS Caremark Corp., 3.25%, 2015	2,372,000	2,493,584

		$4,737,517

Gaming & Lodging – 0.2%
Marriott International, Inc., 5.625%, 2013	$2,370,000	$2,523,858

Industrial – 0.5%
Cornell University, 4.35%, 2014	$3,070,000	$3,329,876
President & Fellows Harvard College, 5%, 2014 (n)	871,000	956,001
Steelcase, Inc., 6.5%, 2011	2,114,000	2,117,600

		$6,403,477

Insurance – 3.6%
Aflac, Inc., 3.45%, 2015	$3,840,000	$3,980,905
American International Group, Inc., 3.65%, 2014	2,670,000	2,748,856
ING Bank N.V., FRN, 0.876%, 2012 (n)	2,250,000	2,253,285
ING Bank N.V., FRN, 1.297%, 2013 (n)	2,140,000	2,140,137
Lincoln National Corp., 4.3%, 2015	2,060,000	2,195,177
MassMutual Global Funding, FRN, 0.629%, 2014 (n)	2,870,000	2,870,850
Metlife, Inc., FRN, 1.52%, 2013	5,570,000	5,633,103
Metropolitan Life Global Funding, 2.875%, 2012 (n)	2,120,000	2,165,832
Metropolitan Life Global Funding, 5.125%, 2013 (n)	2,250,000	2,391,543
Metropolitan Life Global Funding, 5.125%, 2014 (n)	1,450,000	1,591,036

4

MFS Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance – continued
New York Life Global Funding, 4.65%, 2013 (n)	$4,262,000	$4,552,813
Pricoa Global Funding, 4.625%, 2012 (n)	740,000	765,171
Pricoa Global Funding, FRN, 0.353%, 2012 (n)	2,970,000	2,961,996
Principal Financial Group, Inc., 7.875%, 2014	3,000,000	3,479,142
Prudential Financial, Inc., 3.625%, 2012	1,770,000	1,816,802
UnumProvident Corp., 6.85%, 2015 (n)	2,590,000	2,935,705

		$44,482,353

Insurance - Health – 0.7%
Unitedhealth Group, Inc., 4.875%, 2013	$4,500,000	$4,753,049
WellPoint, Inc., 6.8%, 2012	3,580,000	3,789,008

		$8,542,057

Insurance - Property & Casualty – 0.9%
ACE INA Holdings, Inc., 2.6%, 2015	$2,000,000	$2,030,350
Allstate Corp., 6.2%, 2014	1,490,000	1,693,500
Aon Corp., 3.5%, 2015	3,200,000	3,342,579
AXIS Capital Holdings Ltd., 5.75%, 2014	3,480,000	3,786,539
ZFS Finance USA Trust IV, 5.875% to 2012, FRN to 2062 (n)	648,000	653,592

		$11,506,560

International Market Quasi-Sovereign – 11.1%
Achmea Hypotheekbank N.V., FRN, 0.623%, 2014 (n)	$2,500,000	$2,487,973
ANZ National Bank Ltd. Group, 3.25%, 2012 (n)	4,290,000	4,372,085
Bank of England, 2.375%, 2012 (n)	2,400,000	2,427,917
Bank of Ireland, 2.75%, 2012 (n)	2,190,000	2,058,578
Commonwealth Bank of Australia, 2.4%, 2012 (n)	1,950,000	1,967,127
Commonwealth Bank of Australia, 2.9%, 2014 (n)	2,000,000	2,116,220
Danske Bank A/S, FRN, 0.608%, 2012 (n)	5,170,000	5,165,425
Dexia Credit Local, FRN, 0.895%, 2011 (n)	7,370,000	7,374,621
Eksportfinans A.S.A., 5.125%, 2011	3,780,000	3,823,648
Eksportfinans A.S.A., 3%, 2014	5,000,000	5,281,025
Electricite de France PLC, 5.5%, 2014 (n)	5,310,000	5,852,640
Finance for Danish Industry A.S., FRN, 0.511%, 2012 (n)	3,790,000	3,804,042
Finance for Danish Industry A.S., FRN, 0.482%, 2012 (n)	2,590,000	2,590,702
Finance for Danish Industry A.S., FRN, 0.619%, 2013 (n)	3,500,000	3,497,249
ING Bank N.V., 2.625%, 2012 (n)	4,770,000	4,822,952
ING Bank N.V., 3.9%, 2014 (n)	3,700,000	3,975,587
Irish Life & Permanent PLC, 3.6%, 2013 (e)(n)	5,300,000	4,408,625
KfW Bankengruppe, 1.375%, 2013	6,900,000	7,000,271
KfW Bankengruppe, 3.5%, 2014	3,066,000	3,283,202
Kommunalbanken AS, 1%, 2014 (n)	2,080,000	2,090,591
Kommunalbanken AS, 1.75%, 2015 (n)	1,000,000	1,013,907
Landwirtschaftliche Rentenbank, 4.125%, 2013	4,040,000	4,306,632
Landwirtschaftliche Rentenbank, 3.125%, 2016 (n)	1,700,000	1,811,070
LeasePlan Corp. N.V., 3%, 2012 (n)	1,600,000	1,630,347
Lloyds TSB Bank PLC, FRN, 1.246%, 2012 (n)	4,330,000	4,356,924
Macquarie Bank, 2.6%, 2012 (n)	2,680,000	2,708,078
Nationwide Building Society, FRN, 0.44%, 2012 (n)	7,000,000	7,009,919
Nederlandse Waterschapsbank N.V., 1.375%, 2014 (n)	1,550,000	1,561,805
Royal Bank of Scotland PLC, FRN, 0.964%, 2012 (n)	5,406,000	5,430,435
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	7,550,000	8,043,921
Swedbank AB, 2.8%, 2012 (n)	780,000	789,247
Swedish Export Credit Corp., FRN, 1.011%, 2014	8,640,000	8,791,312
Swedish Housing Finance Corp., 3.125%, 2012 (n)	4,740,000	4,824,073

5

MFS Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
International Market Quasi-Sovereign – continued
Vestjysk Bank A/S, FRN, 0.795%, 2013 (n)	$2,940,000	$2,958,554
Westpac Banking Corp., 3.45%, 2014 (n)	3,370,000	3,606,352

		$137,243,056

International Market Sovereign – 1.3%
Kingdom of Belgium, 2.875%, 2014	$2,500,000	$2,564,170
Kingdom of Spain, 2%, 2012 (n)	2,700,000	2,684,964
Kingdom of Spain, 3.625%, 2013	6,790,000	6,892,468
Republic of Iceland, 4.875%, 2016 (n)	3,494,000	3,516,673

		$15,658,275

Local Authorities – 1.2%
Louisiana Gas & Fuels Tax Rev. (Build America Bonds), FRN, 3%, 2043	$3,730,000	$3,810,307
Province of Ontario, 5%, 2011	5,000,000	5,049,640
Province of Ontario, 2.625%, 2012	1,050,000	1,060,955
Province of Ontario, 2.3%, 2016	4,700,000	4,805,153

		$14,726,055

Major Banks – 11.7%
ABN AMRO Bank N.V., 3%, 2014 (n)	$400,000	$410,720
ABN Amro Bank N.V., FRN, 2.023%, 2014 (n)	4,850,000	4,947,475
ANZ National (International) Ltd., 2.375%, 2012 (n)	2,300,000	2,336,386
ANZ National (International) Ltd., FRN, 1.246%, 2013 (n)	3,630,000	3,633,619
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049	3,700,000	2,691,750
Bank of America Corp., 7.375%, 2014	1,075,000	1,201,760
Bank of America Corp., 4.5%, 2015	1,000,000	1,045,313
Bank of Tokyo-Mitsubishi UFJ, 2.6%, 2013 (n)	4,070,000	4,152,499
Bank of Tokyo-Mitsubishi UFJ, 1.6%, 2013 (n)	1,960,000	1,969,967
Barclays Bank PLC, 2.5%, 2013	2,100,000	2,134,959
Barclays Bank PLC, 5.2%, 2014	3,660,000	3,961,796
Barclays Bank PLC, FRN, 1.286%, 2014	2,360,000	2,364,767
BB&T Corp., 3.85%, 2012	5,080,000	5,235,712
BB&T Corp., 2.05%, 2014	2,000,000	2,036,878
BNP Paribas, 2.125%, 2012	3,250,000	3,287,339
Commonwealth Bank of Australia, 3.75%, 2014 (n)	4,574,000	4,840,458
Credit Suisse (USA), Inc., 6.125%, 2011	5,039,000	5,114,867
Credit Suisse New York, 5.5%, 2014	4,630,000	5,100,996
Credit Suisse New York, FRN, 1.209%, 2014	3,000,000	3,001,719
Goldman Sachs Group, Inc., 6%, 2014	3,930,000	4,317,734
HSBC Bank PLC, 3.1%, 2016 (n)	2,520,000	2,550,550
ING Bank N.V., 2.65%, 2013 (n)	1,850,000	1,873,575
ING Bank N.V., FRN, 1.57%, 2013 (n)	4,750,000	4,778,234
Intesa Sanpaolo S.p.A., FRN, 2.657%, 2014 (n)	2,490,000	2,447,513
JPMorgan Chase & Co., 5.375%, 2012	1,500,000	1,578,527
JPMorgan Chase & Co., FRN, 0.905%, 2013	4,000,000	4,025,564
JPMorgan Chase & Co., FRN, 1.053%, 2014	2,110,000	2,106,637
JPMorgan Chase & Co., FRN, 0.997%, 2014	4,620,000	4,603,775
KeyCorp, 3.75%, 2015	3,850,000	4,042,642
Kookmin Bank, 7.25%, 2014 (n)	2,200,000	2,500,843
Merrill Lynch & Co., Inc., 6.15%, 2013	3,710,000	3,960,622
Morgan Stanley, 6%, 2014	2,060,000	2,245,274
Morgan Stanley, 6%, 2015	3,290,000	3,616,891
Morgan Stanley, FRN, 1.853%, 2014	3,290,000	3,286,401
PNC Funding Corp., 3.625%, 2015	2,300,000	2,437,623
Royal Bank of Scotland PLC, 4.375%, 2016	4,880,000	4,932,074

6

MFS Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Santander UK PLC, 3.875%, 2014 (n)	$4,525,000	$4,611,875
Societe Generale North America, Inc., FRN, 0.623%, 2012	6,180,000	6,179,382
Standard Chartered PLC, 3.85%, 2015 (n)	3,730,000	3,909,943
Standard Chartered PLC, FRN, 1.214%, 2014 (n)	2,700,000	2,696,320
State Street Corp., 4.3%, 2014	3,750,000	4,073,768
Wachovia Corp., 5.5%, 2013	2,250,000	2,422,013
Wells Fargo & Co., 4.375%, 2013	4,530,000	4,752,758
Wells Fargo & Co., 3.75%, 2014	1,350,000	1,431,373

		$144,850,891

Medical & Health Technology & Services – 1.1%
CareFusion Corp., 4.125%, 2012	$1,490,000	$1,533,956
Covidien International Finance SA, 5.45%, 2012	1,896,000	2,003,080
Covidien International Finance SA, 1.875%, 2013	2,670,000	2,719,868
McKesson Corp., 3.25%, 2016	4,190,000	4,420,236
Thermo Fisher Scientific, Inc., 2.15%, 2012	2,900,000	2,954,323

		$13,631,463

Metals & Mining – 1.0%
Anglo American Capital, 2.15%, 2013 (n)	$2,000,000	$2,028,492
ArcelorMittal, 6.5%, 2014	2,710,000	3,015,531
ArcelorMittal, 3.75%, 2015	2,250,000	2,334,958
BHP Billiton Finance Ltd., 5.5%, 2014	2,250,000	2,524,689
Rio Tinto Finance (USA) Ltd., 2.5%, 2016	2,210,000	2,271,723
Vale Inco Ltd., 7.75%, 2012	420,000	441,113

		$12,616,506

Mortgage-Backed – 3.2%
Fannie Mae, 5.926%, 2011	$447,744	$447,470
Fannie Mae, 6.135%, 2011	650,452	650,042
Fannie Mae, 5.07%, 2013	1,763,905	1,878,401
Fannie Mae, 5.5%, 2014 - 2019	3,750,527	4,053,119
Fannie Mae, 7%, 2015 - 2016	708,341	774,522
Fannie Mae, 4.5%, 2016 - 2023	4,804,579	5,122,755
Fannie Mae, 5.157%, 2016	922,536	1,026,794
Fannie Mae, 5.725%, 2016	2,114,498	2,353,905
Fannie Mae, 6.5%, 2016 - 2017	1,554,158	1,706,174
Fannie Mae, 6%, 2017	1,779,197	1,935,711
Fannie Mae, 5%, 2018	1,716,535	1,855,926
Fannie Mae, 5%, 2023 (f)	3,083,563	3,318,065
Fannie Mae, FRN, 2.355%, 2033	198,504	200,450
Fannie Mae, FRN, 2.375%, 2033	1,078,750	1,131,371
Fannie Mae, FRN, 2.46%, 2033	132,823	139,248
Freddie Mac, 7.5%, 2015	228,019	248,622
Freddie Mac, 6%, 2016 - 2017	1,324,865	1,443,510
Freddie Mac, 5.5%, 2017 - 2025	4,901,722	5,328,689
Freddie Mac, 5%, 2018 - 2028	5,221,020	5,598,364
Ginnie Mae, FRN, 2.625%, 2032	190,902	198,466

		$39,411,604

Natural Gas - Pipeline – 1.5%
Energy Transfer Partners LP, 5.65%, 2012	$2,750,000	$2,873,299
Energy Transfer Partners LP, 8.5%, 2014	2,500,000	2,915,123
Enterprise Products Operating LP, 3.7%, 2015	4,320,000	4,591,210
Enterprise Products Operating LP, 3.2%, 2016	740,000	764,504
Kinder Morgan Energy Partners LP, 5.85%, 2012	3,000,000	3,152,838

7

MFS Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Natural Gas - Pipeline – continued
TransCanada PipeLines Ltd., 3.4%, 2015	$4,100,000	$4,366,914

		$18,663,888

Network & Telecom – 1.6%
AT&T, Inc., 6.7%, 2013	$1,390,000	$1,557,823
BellSouth Corp., 5.2%, 2014	1,277,000	1,413,732
British Telecommunications PLC, 5.15%, 2013	799,000	846,324
CenturyLink, Inc., 7.875%, 2012	3,420,000	3,624,304
France Telecom, 4.375%, 2014	2,390,000	2,597,029
France Telecom, 2.125%, 2015	1,900,000	1,925,304
Telecom Italia Capital, 5.25%, 2013	1,900,000	1,932,357
Telefonica Emisiones S.A.U., 2.582%, 2013	2,500,000	2,499,023
Verizon Communications, Inc, 5.25%, 2013	2,770,000	2,972,595

		$19,368,491

Oil Services – 0.8%
Noble Corp., 5.875%, 2013	$3,800,000	$4,123,471
Noble Corp., 3.45%, 2015	2,270,000	2,396,832
QGOG Atlantic/Alaskan Rigs Ltd., 5.25%, 2018 (z)	3,090,000	3,144,075

		$9,664,378

Other Banks & Diversified Financials – 4.9%
American Express Centurion Bank, 5.5%, 2013	$4,110,000	$4,391,461
Banco Santander Chile, 2.875%, 2012 (n)	3,418,000	3,442,322
Banco Santander Chile, FRN, 1.246%, 2011 (n)	1,350,000	1,349,973
Banco Santander U.S. Debt S.A.U., 2.991%, 2013 (n)	3,100,000	3,035,021
BBVA Senior Finance S.A. Unipersonal, FRN, 2.386%, 2014	3,500,000	3,423,329
Bosphorus Financial Services Ltd., FRN, 2.061%, 2012 (z)	318,750	317,587
Capital One Financial Corp., 5.7%, 2011	3,130,000	3,148,498
Capital One Financial Corp., FRN, 1.4%, 2014	4,550,000	4,555,219
Citigroup, Inc., 5.5%, 2013	4,770,000	5,057,717
Citigroup, Inc., 6.375%, 2014	2,380,000	2,650,011
Citigroup, Inc., 6.01%, 2015	1,880,000	2,091,004
Lloyds TSB Bank PLC, 4.375%, 2015 (n)	4,660,000	4,773,103
Nordea Bank AB, 1.75%, 2013 (n)	4,800,000	4,828,147
Rabobank Nederland N.V., 4.2%, 2014 (n)	3,770,000	4,056,543
Svenska Handelsbanken AB, 2.875%, 2012 (n)	2,000,000	2,045,154
Svenska Handelsbanken AB, 4.875%, 2014 (n)	3,330,000	3,610,523
UBS AG, 2.25%, 2013	4,000,000	4,059,288
Union Bank, 3%, 2016	1,910,000	1,929,043
Woori Bank, FRN, 0.609%, 2011	2,000,000	1,995,452

		$60,759,395

Pharmaceuticals – 2.9%
Amgen, Inc., 2.3%, 2016	$3,570,000	$3,621,408
AstraZeneca PLC, 5.4%, 2012	1,210,000	1,276,437
Celgene Corp., 2.45%, 2015	5,312,000	5,378,156
Eli Lilly & Co., 3.55%, 2012	1,480,000	1,508,121
Novartis AG, 4.125%, 2014	3,600,000	3,897,022
Pfizer, Inc., 4.45%, 2012	3,740,000	3,833,440
Roche Holding, Inc., 5%, 2014 (n)	5,213,000	5,726,642
Sanofi-Aventis, FRN, 0.556%, 2014	5,000,000	5,024,170
Teva Pharmaceutical Finance III, 1.7%, 2014	1,410,000	1,429,317
Wyeth, 5.5%, 2014	3,400,000	3,798,368

		$35,493,081

8

MFS Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Printing & Publishing – 0.6%
Pearson Dollar Finance PLC, 5.7%, 2014 (n)	$4,900,000	$5,410,134
Pearson PLC, 5.5%, 2013 (n)	780,000	833,162
Reed Elsevier Capital, 6.75%, 2011	1,180,000	1,180,000

		$7,423,296

Railroad & Shipping – 0.2%
Canadian Pacific Railroad Co., 5.75%, 2013	$2,230,000	$2,406,928

Real Estate – 1.2%
HCP, Inc., REIT, 2.7%, 2014	$2,750,000	$2,799,979
PPF Funding, Inc., REIT, 5.35%, 2012 (n)	3,660,000	3,739,422
Prologis LP, 5.5%, 2012	3,440,000	3,492,254
Simon Property Group, Inc., REIT, 4.2%, 2015	1,000,000	1,075,719
WEA Finance LLC, REIT, 5.4%, 2012 (n)	3,500,000	3,671,353

		$14,778,727

Retailers – 1.8%
AutoZone, Inc., 6.5%, 2014	$5,803,000	$6,546,028
Home Depot, Inc., 5.25%, 2013	3,470,000	3,794,070
Macy’s Retail Holdings, Inc., 5.35%, 2012	1,510,000	1,543,986
Staples, Inc., 9.75%, 2014	3,350,000	3,985,458
Wesfarmers Ltd., 6.998%, 2013 (n)	2,894,000	3,152,397
Wesfarmers Ltd., 2.983%, 2016 (n)	2,900,000	2,943,381

		$21,965,320

Specialty Chemicals – 0.6%
Air Products & Chemicals, Inc., 4.15%, 2013	$1,150,000	$1,206,483
Airgas, Inc., 4.5%, 2014	5,480,000	5,900,119

		$7,106,602

Specialty Stores – 0.4%
Best Buy Co., Inc., 6.75%, 2013	$4,074,000	$4,444,433

Supermarkets – 1.1%
Delhaize Group, 5.875%, 2014	$2,270,000	$2,497,926
Kroger Co., 5%, 2013	2,453,000	2,611,677
Safeway, Inc., 5.8%, 2012	3,644,000	3,820,971
Safeway, Inc., 6.25%, 2014	2,450,000	2,730,160
Woolworths Ltd., 2.55%, 2015 (n)	1,900,000	1,938,376

		$13,599,110

Supranational – 1.8%
Central American Bank for Economic Integration, 5.375%, 2014 (n)	$4,240,000	$4,618,721
Corporacion Andina de Fomento, 6.875%, 2012	3,000,000	3,106,992
European Investment Bank, 1.25%, 2013	6,470,000	6,556,620
European Investment Bank, 3%, 2014	3,730,000	3,941,043
Inter-American Development Bank, 3%, 2014	3,980,000	4,221,542

		$22,444,918

Telecommunications - Wireless – 1.1%
AT&T Wireless Services, Inc., 8.125%, 2012	$1,000,000	$1,054,629
Crown Castle Towers LLC, 3.214%, 2015 (n)	2,730,000	2,811,308
Crown Castle Towers LLC, 4.523%, 2020 (n)	2,660,000	2,811,623
Vodafone Group PLC, 4.15%, 2014	2,750,000	2,968,757
Vodafone Group PLC, 5.375%, 2015	3,000,000	3,378,957

		$13,025,274

Tobacco – 0.7%
Altria Group, Inc., 8.5%, 2013	$3,670,000	$4,242,454

9

MFS Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Tobacco – continued
B.A.T. International Finance PLC, 8.125%, 2013 (n)	$3,415,000	$3,920,519

		$8,162,973

Transportation - Services – 0.5%
ERAC USA Finance Co., 2.75%, 2013 (n)	$4,455,000	$4,556,610
ERAC USA Finance Co., 2.25%, 2014 (n)	1,900,000	1,935,604

		$6,492,214

U.S. Government Agencies and Equivalents – 1.6%
American Express Co., 3.15%, 2011 (m)	$2,200,000	$2,223,507
FDIC Structured Sale Guarantee Note, 0%, 2012 (n)	1,250,000	1,232,450
General Electric Capital Corp., 2.2%, 2012 (m)	1,690,000	1,717,640
Goldman Sachs Group, Inc., 3.25%, 2012 (m)	1,430,000	1,466,293
Pooled Funding Trust I, 2.74%, 2012 (m)(n)	2,500,000	2,531,655
Pooled Funding Trust II, 2.625%, 2012 (m)(n)	3,430,000	3,458,863
Small Business Administration, 5.1%, 2016	1,162,867	1,227,858
Small Business Administration, 5.46%, 2016	1,019,587	1,079,822
Small Business Administration, 5.68%, 2016	834,866	889,255
Small Business Administration, 5.94%, 2016	821,523	880,760
Small Business Administration, 5.37%, 2016	505,274	537,532
U.S. Central Federal Credit Union, 1.9%, 2012	2,590,000	2,638,099

		$19,883,734

Utilities - Electric Power – 5.1%
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)	$2,770,000	$2,907,575
DTE Energy Co., FRN, 0.955%, 2013	1,880,000	1,887,533
Duke Energy Corp., 5.65%, 2013	4,010,000	4,342,714
Duke Energy Corp., 6.3%, 2014	2,000,000	2,246,238
Duke Energy Corp., 3.35%, 2015	960,000	1,009,409
Duquesne Light Co., 6.7%, 2012	1,400,000	1,454,453
EDP Finance B.V., 5.375%, 2012 (n)	3,950,000	3,849,840
Enel Finance International S.A., 5.7%, 2013 (n)	3,010,000	3,117,728
Enel Finance International S.A., 3.875%, 2014 (n)	3,300,000	3,341,745
Exelon Generation Co. LLC, 5.35%, 2014	2,500,000	2,714,895
FirstEnergy Corp., 6.45%, 2011	57,000	57,883
Georgia Power Co., 6%, 2013	1,120,000	1,242,531
Iberdrola Finance Ireland Ltd., 3.8%, 2014 (n)	5,150,000	5,248,174
Niagara Mohawk Power Corp., 3.553%, 2014 (n)	3,280,000	3,455,860
Oncor Electric Delivery Co., 5.95%, 2013	6,720,000	7,321,595
PG&E Corp., 5.75%, 2014	3,100,000	3,433,777
PPL WEM Holdings PLC, 3.9%, 2016 (n)	3,810,000	3,986,544
Progress Energy, Inc., 6.05%, 2014	2,000,000	2,236,992
Southern Co., 4.15%, 2014	2,260,000	2,432,248
Southern Co., 2.375%, 2015	6,530,000	6,629,347

		$62,917,081

Total Bonds		$1,212,158,635

Money Market Funds (v) – 1.2%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value	15,194,548	$15,194,548

Total Investments		$1,227,353,183

Other Assets, Less Liabilities – 0.6%		7,891,817

Net Assets – 100.0%		$1,235,245,000

(e)	Guaranteed by Minister for Finance of Ireland.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

10

MFS Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

(m)	The debt is guaranteed under the Federal Deposit Insurance Corporation’s (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $400,959,948, representing 32.5% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ABB Treasury Center USA, Inc., 2.5%, 2016	6/16/11	$3,516,390	$3,567,985
Anthracite Ltd., “A”, CDO, FRN, 0.5%, 2019	5/11/11	412,356	383,808
Bayview Commercial Asset Trust, FRN, 0.5%, 2035	6/09/05	1,321,140	1,076,626
Bayview Commercial Asset Trust, FRN, 0.5%, 2036	2/23/06	1,131,060	916,127
Bayview Commercial Asset Trust, FRN, 3.2%, 2036	5/16/06	460,087	290,903
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.8%, 2040	3/01/06	1,006,222	560,381
Bosphorus Financial Services Ltd., FRN, 2.1%, 2012	3/08/05	318,750	317,587
Brascan Real Estate, CDO, FRN, 1.9%, 2040	9/14/04	1,526,000	1,068,200
Capital Trust Realty Ltd., CDO, 5.2%, 2035	9/16/10	4,125,059	4,138,540
Commercial Mortgage Asset Trust, FRN, 0.7%, 2032	8/25/03	265,999	163,270
Gramercy Real Estate Ltd., CDO, FRN, 0.6%, 2035	6/21/05 - 1/18/07	1,770,076	1,504,514
Morgan Stanley Capital I, Inc., FRN, 1.1%, 2031	6/10/03	45,318	29,761
QGOG Atlantic/Alaskan Rigs Ltd., 5.3%, 2018	7/20/11	3,069,947	3,144,075
Smart Trust, “A2B”, FRN, 0.9%, 2013	3/10/11	2,298,000	2,297,956

Total Restricted Securities			$19,459,733
% of Net assets			1.6%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

11

MFS Limited Maturity Fund

Supplemental Information (Unaudited) 7/31/11

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures and swap contracts. The following is a summary of the levels used as of July 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$19,883,734	$—	$19,883,734
Non-U.S. Sovereign Debt	—	202,127,013	—	202,127,013
Corporate Bonds	—	522,747,131	—	522,747,131
Residential Mortgage-Backed Securities	—	55,352,389	—	55,352,389
Commercial Mortgage-Backed Securities	—	24,907,056	—	24,907,056
Asset-Backed Securities (including CDOs)	—	46,817,240	—	46,817,240
Foreign Bonds	—	340,324,072	—	340,324,072
Mutual Funds	15,194,548	—	—	15,194,548

Total Investments	$15,194,548	$1,212,158,635	$—	$1,227,353,183

Other Financial Instruments
Futures	$(1,015,837)	$—	$—	$(1,015,837)
Swaps	—	97,614	—	97,614

For further information regarding security characteristics, see the Portfolio of Investments.

12

MFS Limited Maturity Fund

Supplemental Information (Unaudited) 7/31/11 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,211,337,062

Gross unrealized appreciation	$32,732,979
Gross unrealized depreciation	(16,716,858)

Net unrealized appreciation (depreciation)	$16,016,121

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Derivative Contracts at 7/31/11

Futures Contracts Outstanding at 7/31/11

					Unrealized
				Expiration	Appreciation
Description	Currency	Contracts	Value	Date	(Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr (Short)	USD	351	$42,627,305	September - 2011	$(1,015,837)

Swap Agreements at 7/31/11

Expiration		Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Asset Derivatives
Credit Default Swaps
9/20/14	USD	4,770,000	(a)	Goldman Sachs International	1.00% fixed rate	(1)	$97,614

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by Cargill, Inc., 7.375%, 10/1/25, an A rated bond. The fund entered into the contract to gain issuer exposure.
(a)	Net unamortized premiums received by the fund amounted to $6,917.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy. If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount.

At July 31, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

13

MFS Limited Maturity Fund

Supplemental Information (Unaudited) 7/31/11 - continued

(4) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	44,245,631	68,917,509	(97,968,592)	15,194,548

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,751	$15,194,548

14

MFS® Municipal Limited Maturity Fund

QUARTERLY REPORT

July 31, 2011

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Municipal Bonds – 93.4%
Airport Revenue – 2.2%
Atlanta, GA Airport Passenger Facility Charge Rev., “B”, 5%, 2018	$2,000,000	$2,267,810
Atlanta, GA, Airport Rev., “A”, AGM, 5.375%, 2015	1,000,000	1,089,033
Charlotte, NC, Airport Rev., “A”, 4%, 2012	2,180,000	2,240,560
Chicago, IL, O’Hare International Airport Rev., “A-2”, AGM, 5.25%, 2013	1,500,000	1,580,610
Dallas Fort Worth, TX, International Airport, “A”, AMBAC, 6%, 2013	1,000,000	1,101,030
Houston, TX, Airport System Rev., “B”, 5%, 2020	1,000,000	1,105,880
Metropolitan Nashville, TN, Airport Authority Rev., “A”, ASSD GTY, 4.5%, 2014	1,500,000	1,625,910
Metropolitan Nashville, TN, Airport Authority Rev., “B”, AGM, 4%, 2015	1,500,000	1,627,035
New York, NY, Industrial Development Agency (Terminal One Group Assn.), 5.5%, 2014	1,000,000	1,077,300
Philadelphia, PA, Airport Rev., “B”, AGM, 5%, 2016	1,265,000	1,385,327
Rhode Island Economic Development Corp., Airport Rev., “A”, FGIC, 5%, 2012	750,000	769,238
San Francisco, CA, City & County Airports Commission International Airport Rev., “D”, 5%, 2025	1,000,000	1,065,840

		$16,935,573

General Obligations - General Purpose – 9.6%
California Economic Recovery, “B”, 5%, 2023 (b)	$1,500,000	$1,680,450
Cambridge, MA, “C”, 5%, 2011	1,070,000	1,070,000
Chandler, AZ, 5%, 2022	1,000,000	1,121,980
Commonwealth of Massachusetts Consolidated Loan, “A”, 5%, 2015 (c)	2,500,000	2,878,200
Commonwealth of Massachusetts Consolidated Loan, “A”, 5%, 2016	1,000,000	1,131,180
Commonwealth of Massachusetts Consolidated Loan, “C”, 5%, 2015 (c)	5,000,000	5,847,400
Commonwealth of Massachusetts, “A”, FRN, 0.46%, 2013	3,000,000	3,001,530
Commonwealth of Massachusetts, “B”, AGM, 5.25%, 2022	2,000,000	2,400,520
Commonwealth of Pennsylvania, AGM, 5%, 2014	2,000,000	2,258,120
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 2020	2,820,000	2,993,120
Commonwealth of Puerto Rico, Public Improvement, “A”, 4.75%, 2018	1,870,000	1,935,618
Corpus Christi, TX, General Improvement, ASSD GTY, 4%, 2017	2,000,000	2,238,120
Detroit, MI, District Aid, 5%, 2014	3,000,000	3,293,190
Fulton County, GA, “A”, 3%, 2017	2,515,000	2,679,129
Henry County, GA, 5%, 2014	1,080,000	1,209,589
Maryland, State & Local Facilities Loan, “C”, 4%, 2015	1,000,000	1,129,250
Mecklenburg County, NC, “A”, 5%, 2013	1,115,000	1,217,023
Nashville & Davidson County, TN, Metropolitan Government, “A”, 4%, 2017	4,000,000	4,517,680
New York, NY, “A”, 5.25%, 2012	265,000	270,949
New York, NY, “F”, 5%, 2013	4,000,000	4,353,440
Shelby County, TN, Public Improvement & School, “B”, 5%, 2018	1,100,000	1,309,352
State of Illinois, AGM, 5%, 2015	2,000,000	2,205,900
State of Illinois, AGM, 5%, 2016	2,750,000	3,064,600
State of Maryland, “A”, 5.5%, 2011	1,500,000	1,500,000
State of Maryland, “A”, 5.25%, 2013	1,450,000	1,561,447
State of Minnesota, “H”, 5%, 2016	3,000,000	3,569,310
State of Minnesota, “H”, 5%, 2017	2,600,000	3,121,560
State of Utah, “C”, 5%, 2015	3,000,000	3,479,160
Tarrant County, TX, 5%, 2018	2,770,000	3,286,910
Yakima County, WA, “A”, AGM, 4%, 2017	2,300,000	2,589,570

		$72,914,297

General Obligations - Improvement – 3.4%
Bergen County, NJ, “A”, 3.25%, 2013	$2,475,000	$2,623,847
Durham County, NC, 5%, 2019	1,000,000	1,194,050
Honolulu, HI, City & County Department of Finance, “B”, AGM, 5.5%, 2013	4,000,000	4,375,080
Montgomery County, MD, “A”, 5%, 2013	4,000,000	4,404,040

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Improvement – continued
Pittsburgh, PA, “A-1”, 5%, 2013	$1,000,000	$1,071,110
Pittsburgh, PA, “N”, AGM, 5.25%, 2015	1,000,000	1,119,980
Seattle, WA, 5%, 2016	3,780,000	4,404,343
State of North Carolina, “A”, 5%, 2017	3,500,000	4,161,325
Washington, MD, Suburban Sanitation District, 5%, 2013	2,450,000	2,654,551

		$26,008,326

General Obligations - Schools – 5.8%
Bastrop, TX, Independent School District, Capital Appreciation, “N”, PSF, 0%, 2020	$1,000,000	$709,780
Beaufort County, SC, School District, “B”, 5%, 2017	2,500,000	2,950,350
Clark County, NV, School District, 5%, 2017	2,845,000	3,254,168
Dallas, TX, Independent School District, PSF, 4%, 2015	2,000,000	2,213,660
Dallas, TX, Independent School District, PSF, 5%, 2015	2,500,000	2,853,800
Dallas, TX, Independent School District, PSF, 5.25%, 2018	795,000	954,652
Ennis, TX, Independent School District, Capital Appreciation, “N”, PSF, 0%, 2021	2,865,000	1,908,319
Ferndale, MI, School District, MSQLF, 5.5%, 2013	1,115,000	1,127,811
Florida Board of Education, “C”, 5%, 2018	1,000,000	1,041,940
Houston, TX, Independent School District, AGM, 5%, 2015	1,120,000	1,291,203
Kansas City, MO, School District Building Corp., “A”, FGIC, 5%, 2012	855,000	865,269
Kansas City, MO, School District Building Corp., “A”, ETM, FGIC, 5%, 2012 (c)	170,000	174,031
Kansas City, MO, School District Building Corp., “A”, ETM, FGIC, 5%, 2012 (c)	425,000	435,077
Klein, TX, Independent School District, “A”, PSF, 5%, 2021	1,000,000	1,138,870
Los Angeles, CA, Community College District, “E”, AGM, 5%, 2022	1,000,000	1,077,690
Mt. San Antonio, CA, Community College District, Capital Appreciation, 0%, 2015	3,170,000	2,880,928
Pflugerville, TX, Independent School District, PSF, 5%, 2024	1,000,000	1,098,590
Plano, TX, Independent School District, “A”, 5%, 2017	1,000,000	1,178,770
Reading, PA, School District, “A”, ST Aid, 5%, 2019	6,230,000	6,857,361
Richland County, SC, School District No. 1, 4%, 2019	1,270,000	1,416,533
Round Rock, TX, Independent School District, PSF, 5.375%, 2012	570,000	598,819
Salt Lake City, UT, School District, “B”, 5%, 2013	1,040,000	1,114,651
San Marcos, TX, Consolidated Independent School District, PSF, 5.25%, 2014 (c)	1,000,000	1,139,080
Shelby County, TN, Public Improvement & Schools, “A”, AGM, 5%, 2014	1,500,000	1,648,260
Tulsa County, OK, Independent School District No. 9 (Union Board of Education), 0.25%, 2012	2,500,000	2,500,000
Twin Rivers, CA, Unified School District, Capital Appreciation, 0%, 2014	750,000	695,415
Washington County, OR, School District, AGM, 5.25%, 2018	1,000,000	1,175,250

		$44,300,277

Healthcare Revenue - Hospitals – 10.2%
Alabama Healthcare Authority Rev. (Baptist Health), “A”, 6%, 2036 (b)	$1,800,000	$1,838,862
Alaska Industrial Development & Export Authority Rev. (Greater Fairbanks), “A”, AGM, 5%, 2012	1,000,000	1,017,920
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), 4%, 2014	1,000,000	1,078,190
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “F”, FRN, 1.13%, 2038	2,500,000	2,503,300
Berks County, PA, Municipal Authority Rev. (Reading Hospital & Medical Center), “A- 3”, 5%, 2015	1,000,000	1,128,420
Birmingham, AL, Special Care Facilities Financing Rev. (Baptist Health Systems, Inc.), “A”, 5%, 2014	2,000,000	2,109,980
Butler County, PA, Hospital Authority Rev. (Butler Health System), 5.375%, 2017	1,465,000	1,543,246
California Health Facilities Financing Authority Rev. (Catholic Healthcare West), “I”, 4.95%, 2026 (b)	3,000,000	3,251,670
California Statewide Communities Development Authority Rev. (Kaiser Foundation Health Plan, Inc.), “A”, 5%, 2014	1,500,000	1,654,650

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Clackamas County, OR, Hospital Facility Authority Rev. (Legacy Health System), “C”, 5%, 2037 (b)	$1,000,000	$1,083,120
Dauphin County, PA, General Authority Health System Rev. (Pinnacle Health System), “A”, 5.25%, 2017	1,500,000	1,614,285
East Alabama Healthcare Authority Rev., Health Care Facilities, “B”, 4.75%, 2013	1,400,000	1,462,790
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (Methodist Hospital Systems), “B-2”, 5%, 2041 (b)	2,500,000	2,667,425
Illinois Development Finance Authority Rev. (Provena Health) “A”, NATL, 5.75%, 2014	1,500,000	1,502,940
Illinois Finance Authority Rev. (Advocate Healthcare), “A”, 3.875%, 2030 (b)	500,000	512,560
Illinois Finance Authority Rev. (Carle Foundation), “A”, ASSD GTY, 5%, 2013	1,250,000	1,306,338
Illinois Finance Authority Rev. (Central DuPage Health), 5%, 2014	1,820,000	2,000,271
Illinois Finance Authority Rev. (OSF Healthcare System), “A”, 5%, 2014	500,000	533,120
Illinois Finance Authority Rev. (OSF Healthcare System), “A”, 5%, 2015	500,000	530,540
Illinois Finance Authority Rev. (Resurrection Health), 5.25%, 2015	2,195,000	2,302,094
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.75%, 2021	1,590,000	1,714,418
Indiana Finance Authority, Hospital Rev. (King’s Daughters Hospital), 5%, 2020	3,325,000	3,346,546
Iowa Finance Authority, Health Care Facilities Rev. (Genesis Health System), 5%, 2017	3,000,000	3,278,520
Jackson, TN, Hospital Rev. (Jackson-Madison County General Hospital), 5%, 2012	345,000	353,021
Kent, MI, Hospital Finance Authority Rev. (Spectrum Health), “A”, 5%, 2047 (b)	1,000,000	1,020,980
Kentucky Economic Development Finance Authority Rev. (Baptist Healthcare System), “A”, 5%, 2018	1,000,000	1,130,700
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 5%, 2016	2,000,000	2,119,340
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Fort Sanders), NATL, 5.75%, 2014	4,800,000	5,111,616
Lycoming County, PA, Authority Health System Rev. (Susquehanna Health System), “A”, 5%, 2016	3,195,000	3,352,034
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “K-4”, 3%, 2035 (b)	2,000,000	2,088,160
Massachusetts Health & Educational Facilities Authority Rev. (Baystate Medical Center), “K”, 5%, 2039 (b)	1,000,000	1,105,150
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 4%, 2014	2,000,000	2,086,860
Michigan Hospital Finance Authority Rev. (McLaren Health Care Corp.), 5%, 2013	500,000	533,505
Montgomery County, OH, Rev. (Catholic Healthcare Initiatives), 5.25%, 2038 (b)	1,000,000	1,092,020
New Hampshire Health & Education Facilities Authority Rev. (Concord Hospital), 5%, 2013	750,000	789,420
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health), 5%, 2014	435,000	445,492
New Jersey Health Care Facilities, Financing Authority Rev. (Holy Name Medical Center), 5%, 2016	1,000,000	1,039,630
New York Dormitory Authority Rev. (Bronx-Lebanon Hospital Center), 6.25%, 2022	1,000,000	1,090,970
New York Dormitory Authority Rev., Non State Supported Debt (Mount Sinai Hospital), “A”, 5%, 2018	1,000,000	1,127,960
Ohio Higher Educational Facility Rev. (University Hospital), “A”, 5%, 2016	620,000	662,867
Ohio Higher Educational Facility Rev. (University Hospital), “A”, 5.2%, 2017	620,000	660,188
Oklahoma Development Finance Authority Health System Rev. (Integris Baptist Medical Center), 5%, 2013	500,000	539,310
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.375%, 2022	870,000	863,745
South Miami, FL, Health Facilities Baptist Authority Hospital Rev. (Baptist Health South Florida Group), 5%, 2021	290,000	316,602
Sullivan County, TN, Health Educational & Housing Facilities Board Rev. (Wellmont Health System), RADIAN, 5%, 2016	1,000,000	1,026,950

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Tarrant County, TX, Cultural Education Facilities Finance Corp. Hospital Rev. (Scott & White Hospital), 5%, 2018	$500,000	$546,070
Tarrant County, TX, Cultural Education Facilities Finance Corp. Rev. (Texas Health Resources), 5%, 2019	500,000	544,245
Washington County, VA, Hospital Facilities Industrial Development Authority Rev. (Mountain States Health Alliance), “C”, 7.25%, 2019	1,500,000	1,748,190
Washington Health Care Facilities Authority Rev. (Central Washington Health), 6%, 2015	1,900,000	1,996,216
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc.), 5.25%, 2012	610,000	617,021
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc.), 5.25%, 2013	645,000	659,177
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5%, 2014	1,100,000	1,163,327
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2018	1,500,000	1,563,855

		$77,375,826

Healthcare Revenue - Long Term Care – 0.3%
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), “B”, 5%, 2039 (b)	$1,000,000	$1,084,650
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities (Air Force Village Foundation, Inc.), 5.75%, 2019	850,000	878,756
Tarrant County, TX, Cultural Educational Facilities Finance Corp. (Buckner Retirement), 5%, 2016	500,000	537,115

		$2,500,521

Human Services – 0.4%
Delaware County, PA, Authority Rev. (Elwyn Inc.), 4%, 2018	$1,795,000	$1,736,501
New York Dormitory Authority Rev. (NYSARC, Inc.), “A”, 5%, 2015	1,500,000	1,637,700

		$3,374,201

Industrial Revenue - Chemicals – 0.2%
Michigan Strategic Fund Ltd. Obligation Rev. (Dow Chemical Co.), 6.25%, 2014	$1,000,000	$1,102,590

Industrial Revenue - Environmental Services – 0.9%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 2023 (b)	$135,000	$145,438
California Statewide Communities Development Authority, Solid Waste Facilities Rev. (Republic Services, Inc.), “A”, 4.95%, 2012	1,750,000	1,839,740
Director of the State of Nevada Department of Business & Industry Rev. (Republic Services, Inc.), 5.625%, 2026 (b)	400,000	436,980
Massachusetts Development Finance Agency Rev. (Waste Management, Inc.), “B”, 3.4%, 2029 (b)	1,000,000	1,026,610
Michigan Solid Waste Disposal Rev. (Waste Management, Inc.), 4.5%, 2013	1,000,000	1,062,910
New Jersey Economic Development Authority (Waste Management, Inc.), “A”, 5.3%, 2015 (b)	1,000,000	1,088,240
Pennsylvania Economic Development Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), 2.75%, 2013	1,000,000	1,031,080

		$6,630,998

Industrial Revenue - Other – 0.9%
Allegheny County, PA, Industrial Development Authority Rev. (Marathon Oil Corp.), 4.75%, 2032 (b)	$1,425,000	$1,456,934
Cartersville, GA, Development Authority Rev. (Anheuser-Busch), 5.1%, 2012	375,000	379,890
Utah County, UT, Environmental Improvement Rev. (Marathon Oil), 5.05%, 2017 (b)	300,000	302,625
Valdez, AK, Marine Terminal Rev. (BP Pipelines Project), “B”, 5%, 2021	4,000,000	4,376,680

		$6,516,129

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Paper – 0.5%
Bucksport, ME, Solid Waste Disposal Rev. (International Paper), “A”, 4%, 2014	$1,000,000	$1,041,020
Courtland, AL, Industrial Development Board Environmental Improvement Rev. (International Paper Co.), “A”, 5%, 2013	750,000	800,828
Delta County, MI, Economic Development Corp., Environmental Improvement Rev. (Mead Westvaco Escanaba), “B”, 6.45%, 2012 (c)	1,500,000	1,561,185

		$3,403,033

Miscellaneous Revenue - Entertainment & Tourism – 0.2%
Brooklyn, NY Arena Local Development Corp. (Barclays Center Project), 5.75%, 2015	$1,075,000	$1,158,141

Miscellaneous Revenue - Other – 1.9%
Arkansas Development Finance Authority, Drivers License Rev. (Arkansas State Police - Wireless Information Network Project), AGM, 4%, 2014	$500,000	$501,125
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2019	1,000,000	987,890
California Infrastructure & Economic Development Bank Rev. (J. Paul Getty Trust), “A- 1”, 2.5%, 2047 (b)	1,500,000	1,550,820
Citizens Property Insurance Corp., FL, “A-1”, ASSD GTY, 5%, 2012	1,500,000	1,554,525
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2019	4,000,000	4,173,400
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2020	1,435,000	1,475,123
Dayton Montgomery County, OH, Port Dayton, “A”, 4.75%, 2015	900,000	908,784
New York City, NY, Trust for Cultural Resources Rev. (Museum of Modern Art), “1A”, 5%, 2017	2,000,000	2,361,380
Oklahoma Industries Authority Rev. (Oklahoma Medical Research Foundation), 4.75%, 2014	1,060,000	1,133,628

		$14,646,675

Multi-Family Housing Revenue – 1.4%
Boston, MA, Housing Authority Capital Program Rev., AGM, 5%, 2015	$1,750,000	$1,896,983
Boston, MA, Housing Authority Capital Program Rev., AGM, 5%, 2017	1,770,000	1,930,822
Massachusetts Housing Finance Agency, Rental Housing Rev., “A”, AGM, 5.05%, 2018	2,000,000	2,007,860
Missouri Housing Development Community Multi-Family Housing Rev. (Courthouse Apartments), FHA, 3%, 2012	2,000,000	2,019,180
New York, NY, Housing Development Corp., Multi-Family Housing Rev., “L-2”, 2%, 2045 (b)	3,000,000	3,006,810

		$10,861,655

Port Revenue – 0.4%
Louisiana Offshore Terminal Authority Deepwater Port Rev. (LOOP LLC Project), 1.6%, 2037 (b)	$1,000,000	$1,002,290
Louisiana Offshore Terminal Authority Deepwater Port Rev. (LOOP LLC Project), “B- 1”, 1.875%, 2040 (b)	2,000,000	1,997,660

		$2,999,950

Sales & Excise Tax Revenue – 1.0%
Illinois Sales Tax Rev., “B”, 3%, 2014	$5,000,000	$5,211,050
Miami-Dade County, FL, Transit Sales Surtax Rev., AGM, 5%, 2017	1,500,000	1,714,590
Spokane, WA, Public Facilities District Hotel, “A”, NATL, 5.75%, 2012	425,000	432,565

		$7,358,205

Single Family Housing - State – 2.3%
California Housing Finance Agency Rev. (Home Mortgage), “E”, FGIC, 5%, 2014	$2,300,000	$2,277,046
California Housing Finance Agency Rev. (Home Mortgage), “K”, 4.55%, 2021	1,740,000	1,640,542
Colorado Housing & Finance Authority Rev., Single Family Program, “B-3”, 6.7%, 2016	10,000	10,119
Colorado Housing & Finance Authority Rev., Single Family Program, “C-2”, 8.4%, 2021	10,000	10,618

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – continued
Colorado Housing & Finance Authority Rev., Single Family Program, “I”, 3.1%, 2013	$3,310,000	$3,362,430
Maryland Department of Housing & Community Development, “A”, 3.875%, 2016	1,575,000	1,611,068
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), “B”, GNMA, 6.05%, 2037	280,000	298,942
South Dakota Housing Development Authority, “B”, 2.7%, 2014	3,000,000	3,025,860
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 2015	230,000	238,545
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 2015	295,000	307,470
West Virginia Housing Development Fund, “B”, 1.6%, 2014	2,000,000	1,998,720
West Virginia Housing Development Fund, “B”, 2%, 2015	1,085,000	1,086,552
West Virginia Housing Development Fund, “B”, 2.1%, 2015	1,750,000	1,752,800

		$17,620,712

Solid Waste Revenue – 0.3%
Maryland Industrial Development Financing Authority, Solid Waste Disposal, (Synagro-Baltimore), “A”, 5.25%, 2012	$500,000	$514,975
Maryland Industrial Development Financing Authority, Solid Waste Disposal, (Synagro-Baltimore), “A”, 5.25%, 2013	750,000	780,255
Massachusetts Development Finance Agency, Resource Recovery Rev. (Semass Systems), “B”, NATL, 5.625%, 2012	400,000	404,024
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (American Ref-fuel), “C”, 5.625%, 2024 (b)	300,000	304,128

		$2,003,382

State & Agency - Other – 1.8%
Kentucky Property & Buildings Commission Rev. (Project Number 100), “A”, 5%, 2020	$5,000,000	$5,669,350
Kentucky Property & Buildings Commission Rev. (Project Number 69), “A”, AGM, 5.5%, 2011	500,000	500,000
New York Dormitory Authority Lease Rev. (Mental Health Service Facilities), “A”, 3.5%, 2013	3,375,000	3,536,021
Puerto Rico Government Development Bank, “B”, 5%, 2014	2,500,000	2,657,125
Tulsa County, OK, Industrial Authority Educational Facilities Lease Rev. (Jenks Public School), 5%, 2012	1,000,000	1,048,530

		$13,411,026

State & Local Agencies – 6.3%
Alabama Building Renovation Finance Authority Rev., 4%, 2017	$1,815,000	$1,985,828
Alabama Building Renovation Finance Authority Rev., 4%, 2018	1,000,000	1,085,240
Alabama Building Renovation Finance Authority Rev., 4%, 2019	1,615,000	1,732,459
Alabama Public School & College Authority, “A”, 5%, 2015	2,000,000	2,288,500
Arizona Certificates of Participation, “A”, 5%, 2012	1,000,000	1,044,260
California Public Works Board Lease Rev., 5%, 2014	1,000,000	1,078,420
California Statewide Communities Development Authority Rev. (Proposition 1A Receivables Program), 5%, 2013	2,000,000	2,154,140
Chattanooga, TN, Industrial Development Board, Lease Rental Rev. (Southside Redevelopment Corp.), 5%, 2018	5,120,000	5,789,389
Florida Department Management Services Rev. “A”, AGM, 5.25%, 2015	1,875,000	2,123,475
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, AMBAC, 5%, 2020	2,200,000	2,200,088
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “B”, 5.5%, 2013 (c)	1,000,000	1,091,810
Hamilton Heights School Building Corp., First Mortgage, “N”, AGM, 5%, 2014	1,875,000	2,076,281
Hampton, VA, Museum Rev., 5%, 2014	760,000	815,070
New Jersey Economic Development Authority Rev., AGM, 5%, 2029 (b)	1,000,000	1,088,480
New York Dormitory Authority Rev., FGIC, 5.25%, 2029 (b)	1,000,000	1,037,730
New York Tobacco Settlement Financing Corp., “B”, 5%, 2018	2,000,000	2,303,860
New York Tobacco Settlement Financing Corp., “B-1C”, 5.5%, 2019	1,000,000	1,074,840

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
New York Urban Development Corp. Rev., “A”, 5.125%, 2015	$675,000	$746,469
Oklahoma Capitol Improvement Authority, State Facilities Rev. (Higher Education Projects), “A”, 2.25%, 2017	2,500,000	2,550,100
South Jersey, NJ, Port Corp. Rev. (Marine Terminal), “P-2”, 4%, 2015	2,420,000	2,568,927
Virginia Public Building Authority, Public Facilities Rev., “A”, 5%, 2013	2,500,000	2,726,650
Virginia Public Building Authority, Public Facilities Rev., “A”, 5%, 2016	1,250,000	1,472,950
Virginia Public School Authority, 5%, 2013	1,000,000	1,077,500
Virginia Public School Authority, “C”, 5%, 2018	1,000,000	1,184,870
Virginia, MN, Housing & Redevelopment Authority, Healthcare Facility Lease Rev., 5.25%, 2012	85,000	87,214
Virginia, MN, Housing & Redevelopment Authority, Healthcare Facility Lease Rev., 5.25%, 2013	215,000	224,032
Wake County, NC, Annual Appropriation Ltd., Obligation Bonds, 5%, 2013	2,185,000	2,365,743
Wake County, NC, Annual Appropriation Ltd., Obligation Bonds, 5%, 2014	1,890,000	2,084,065

		$48,058,390

Student Loan Revenue – 2.2%
Massachusetts Educational Financing Authority Rev., “A”, 5.5%, 2017	$2,800,000	$3,138,688
Massachusetts Educational Financing Authority Rev., “J”, 5%, 2020	4,400,000	4,507,888
New Jersey Higher Education Assistance Authority Student Loan Rev., “1A”, 4%, 2012	2,000,000	2,062,500
New Mexico Educational Assistance Foundation, “A-1”, 5%, 2019	2,000,000	2,222,640
New Mexico Educational Assistance Foundation, “A-1”, 4%, 2020	1,500,000	1,535,160
New Mexico Educational Assistance Foundation, “B”, 4%, 2015	3,000,000	3,241,140

		$16,708,016

Tax - Other – 1.5%
Denver, CO, City & County Excise Tax Rev., “A”, ASSD GTY, 6%, 2021	$1,500,000	$1,775,730
Guam Government Ltd. Obligation Rev., “A”, 5%, 2013	825,000	870,177
New Jersey Economic Development Authority Rev., Cigarette Tax, 5.375%, 2015	2,730,000	2,872,097
New York City, NY, Transitional Finance Authority Rev., “A”, 5%, 2014	1,000,000	1,132,510
New York City, NY, Transitional Finance Authority Rev., Future Tax Secured, “C”, 5%, 2016	4,000,000	4,743,400

		$11,393,914

Tobacco – 1.9%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$1,775,000	$1,433,827
New Jersey Tobacco Settlement Financing Corp., 6.75%, 2013 (c)	1,460,000	1,628,659
New Jersey Tobacco Settlement Financing Corp., “1A”, 4.5%, 2023	3,905,000	3,555,776
Railsplitter Tobacco Settlement Authority, IL, 5.25%, 2020	6,000,000	6,306,600
Southern California Tobacco Settlement Authority Rev., “A”, 5.625%, 2012 (c)	1,000,000	1,044,420
Virginia Tobacco Settlement Financing Corp., ETM, 5.25%, 2019 (c)	110,000	114,403

		$14,083,685

Toll Roads – 0.6%
Massachusetts Department of Transportation, Metropolitan Highway System Rev., “B”,
5%, 2017	$1,000,000	$1,127,390
Triborough, NY, Bridge & Tunnel Authority Rev., “A-1”, 4%, 2038 (b)	3,000,000	3,132,540

		$4,259,930

Transportation - Special Tax – 2.9%
Chicago, IL, Transit Authority Capital Grant Receipts Rev., AMBAC, 5%, 2014	$2,000,000	$2,133,360
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 5%, 2020	2,175,000	2,567,479
Kentucky Turnpike Authority, Economic Development Rev., “A”, 5%, 2016	4,000,000	4,635,720
Missouri Highways & Transit Commission State Road Rev. (Federal Reimbursement), “A”, 5%, 2015	3,000,000	3,444,660
Nevada Highway Improvement Rev. (Motor Vehicle Fuel Tax), NATL, 5.5%, 2013	2,395,000	2,634,165
New Jersey Transportation Trust Fund Authority, “D”, 5%, 2018	2,500,000	2,803,600

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – continued
New Mexico Finance Authority State Transportation Rev., 5%, 2018	$2,000,000	$2,378,880
New York Thruway Authority, Second General Highway & Bridge Trust Fund, “A-1”, 5%, 2019	1,350,000	1,569,632

		$22,167,496

Universities - Colleges – 13.8%
Alabama Private Colleges (Tuskegee University), “N”, ASSD GTY, 5%, 2015	$1,000,000	$1,087,020
California Educational Facilities Authority Rev. (Loyola Marymount), “B”, FRN, 0.88%, 2015	1,895,000	1,905,536
California Educational Facilities Authority Rev. (Pitzer College), 5%, 2016	1,395,000	1,548,143
California Educational Facilities Authority Rev. (University of San Francisco), 5%, 2021	500,000	534,490
California Municipal Finance Authority Rev (Biola University), 5%, 2018	550,000	591,173
Central Michigan University Rev., 5%, 2017	1,760,000	2,011,909
Connecticut Health & Educational Facilities Authority Rev. (Yale University), “A-3”, 2%, 2049 (b)	3,000,000	3,069,480
District of Columbia University Rev. (Georgetown University), “A”, 5%, 2013	1,400,000	1,472,492
El Paso County, CO, Rev. (Colorado College), 2%, 2013	1,030,000	1,050,178
El Paso County, CO, Rev. (Colorado College), 5%, 2014	1,090,000	1,193,179
Erie, PA, Higher Education Building Authority Rev. (Mercyhurst College), 4.35%, 2014	640,000	666,982
Erie, PA, Higher Education Building Authority Rev. (Mercyhurst College), 5%, 2018	1,075,000	1,143,983
Harris County, TX, Cultural Education Facilities Financial Corp., Medical Facilities Rev. (Baylor College Medicine), “D”, 5%, 2016	750,000	770,603
Harris County, TX, Cultural Education Facilities Financial Corp., Medical Facilities Rev. (Baylor College Medicine), “D”, 5%, 2018	470,000	476,839
Harris County, TX, Cultural Education Facilities Financial Corp., Medical Facilities Rev. (Baylor College Medicine), “D”, 5%, 2019	500,000	497,950
Hempstead Town, NY, Local Development Corp. Rev. (Adelphi University Project), 5%, 2022	1,140,000	1,227,985
Illinois Educational Facilities Authority Rev. (Art Institute Chicago), “A”, 4.3%, 2030 (b)	500,000	524,540
Illinois Finance Authority Rev. (Depaul University), “B”, 5%, 2020	3,335,000	3,729,597
Illinois Finance Authority Rev. (IIlinois Institute of Technology), “A”, 5%, 2016	1,000,000	932,420
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2017	2,000,000	1,832,980
Illinois Finance Authority Rev. (Roosevelt University Project), 5%, 2015	1,000,000	1,064,170
Illinois Finance Authority Rev. (Roosevelt University Project), 5.25%, 2019	570,000	586,610
Illinois Finance Authority Rev. (University of Chicago), “B”, 5%, 2017	1,000,000	1,154,990
Iowa Higher Education Loan Authority Rev., Private College Facilities (Upper Iowa University), 5%, 2015	550,000	590,381
Iowa Higher Education Loan Authority Rev., Private College Facilities (Upper Iowa University), 5%, 2016	845,000	905,510
Iowa Higher Education Loan Authority Rev., Private College Facilities (Upper Iowa University), 5%, 2017	730,000	777,939
Jackson State University, MS, Educational Building Corp. Rev. “A-1”, 5%, 2015	1,490,000	1,653,379
Lone Star College System, TX, “A”, 5%, 2018	4,250,000	5,054,993
Massachusetts Development Finance Agency Rev. (Boston University), “V-2”, 2.875%, 2014	2,250,000	2,323,980
Massachusetts Development Finance Agency Rev. (Brandeis University), “O-2”, 3%, 2013	2,680,000	2,781,411
Massachusetts Development Finance Agency Rev. (Brandeis University), “O-2”, 3%, 2014	2,675,000	2,788,260
Massachusetts Development Finance Agency Rev. (Hampshire College), 5.15%, 2014	120,000	128,170
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 2018	1,485,000	1,601,424
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 2019	1,605,000	1,716,901

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Massachusetts Development Finance Agency Rev. (Tufts University), “P”, Capital Appreciation, 3%, 2036 (b)	$3,000,000	$3,152,100
Massachusetts Development Finance Agency Rev. (Wheelock), “C”, 5%, 2017	1,905,000	2,050,009
Massachusetts Health & Educational Facilities Authority Rev. (Amherst College), “K- 2”, 2.75%, 2038 (b)	1,000,000	1,010,670
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Instituteof Technology), “K”, 5.25%, 2012	375,000	392,089
Massachusetts Health & Educational Facilities Authority Rev. (Northeastern University), 4.1%, 2037 (b)	1,000,000	1,027,260
Massachusetts Health & Educational Facilities Authority Rev. (Northeastern University), “T-1”, 4.125%, 2037 (b)	1,000,000	1,020,860
Massachusetts Health & Educational Facilities Authority Rev. (Springfield College), 5%, 2014	1,010,000	1,079,438
Massachusetts Health & Educational Facilities Authority Rev. (Springfield College), 5%, 2016	1,115,000	1,193,284
Massachusetts Health & Educational Facilities Authority Rev. (University of Massachusetts), “A”, 2.2%, 2030 (b)	2,000,000	2,048,120
Medical Center Educational Building Corp. Rev. (University of Mississippi), 4%, 2014	1,240,000	1,328,350
Medical Center Educational Building Corp. Rev. (University of Mississippi), 4%, 2015	2,330,000	2,528,656
Michigan University Rev. (Wayne State University), “A”, 5%, 2013	1,000,000	1,081,310
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities (Vanderbilt University), “B”, 5%, 2012	1,000,000	1,054,190
Nassau County, NY, Industrial Development Agency, Civic Facilities Rev. (New York Institute of Technology), “A”, 5.25%, 2017	430,000	471,013
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	1,710,000	1,968,467
New York, NY, Trust for Cultural Resources Rev. (Juilliard School), 2.1%, 2036 (b)	2,000,000	2,048,480
New York, NY, Trust for Cultural Resources Rev. (Juilliard School), “B”, 2.75%, 2036 (b)	1,190,000	1,216,394
Ohio State University Rev., “A”, 5%, 2012 Pennsylvania Higher Educational Facilities Authority Rev. (Thomas Jefferson	1,500,000	1,591,275
University), “B”, 5.25%, 2017	1,000,000	1,134,830
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 4.5%, 2012	685,000	703,036
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5%, 2019	1,250,000	1,313,013
South Carolina Educational Facilities Authority, Private Nonprofit Institutions (Furman University), 3%, 2013	1,000,000	1,040,460
St. Joseph County, IN, Educational Facilities Rev. (University of Notre Dame Du Lac), 3.875%, 2040 (b)	1,000,000	1,016,750
St. Lawrence County, NY, Industrial Development Agency (St. Lawrence University), 5%, 2016	1,000,000	1,124,440
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (New York Institute of Technology), 5.25%, 2017	500,000	531,595
Tompkins County, NY, Industrial Development Agency Rev. (Ithaca College), 5%, 2016	3,000,000	3,248,610
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 5.5%, 2022	1,000,000	1,098,400
University of Delaware Rev., “B”, 4%, 2013	1,500,000	1,607,940
University of Southern Indiana Rev., “J”, ASSD GTY, 4%, 2016	1,000,000	1,081,760
University of Texas, Permanent University Fund, “B”, 5%, 2014 (c)	2,000,000	2,256,040
University of Texas, Permanent University Fund, “C”, 5%, 2021	1,000,000	1,113,860
Utah Board of Regents Auxiliary & Campus Facilities System Rev., “A”, NATL, 5%, 2018	1,090,000	1,185,528
Utah Board of Regents Student Loan Rev., “EE-2”, 5%, 2017	5,000,000	5,768,350

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Washington Higher Education Facilities Authority Rev. (Gonzaga University), “A”, 5%, 2014	$3,315,000	$3,581,261
Western Michigan University Rev., ASSD GTY, 5.25%, 2014	1,000,000	1,112,190

		$104,575,625

Universities - Dormitories – 0.4%
California Statewide Communities Development Authority Student Housing (University of California-Irvine), 5%, 2014	$1,000,000	$1,067,060
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5%, 2017	825,000	886,438
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5%, 2018	1,005,000	1,068,868

		$3,022,366

Universities - Secondary Schools – 0.0%
District of Columbia Rev. (Gonzaga College High School), AGM, 5%, 2012	$75,000	$77,741

Utilities - Investor Owned – 6.6%
Beaver County, PA, Industrial Development Authority, Pollution Control Rev. (Duquesne Light Co.), “C”, 4.75%, 2033 (b)	$2,000,000	$2,041,520
Brazos River, TX, Authority Rev. (Centerpoint Energy), “B”, FGIC, 4.25%, 2017	1,260,000	1,299,929
California Infrastructure & Economic Development Bank Rev. (Pacific Gas & Electric Co.), “E”, 2.25%, 2026 (b)	1,500,000	1,517,070
California Statewide Communities Development Authority Poll (Southern California Edison Co.), “A”, SYNCORA, 4.1%, 2028 (b)	500,000	521,495
Chesapeake, VA., Economic Development Authority Pollution Control (Virginia Electric Power Co.) Rev., 3.6%, 2032 (b)	1,000,000	1,020,030
De Soto Parish, LA, Pollution Control Rev. (Southwestern Electric Power Co.), 3.25%, 2019 (b)	2,500,000	2,528,200
Farmington, NM, Pollution Control Rev. (El Paso Electric Co.), “A”, FGIC, 4%, 2032 (b)	695,000	696,022
Farmington, NM, Pollution Control Rev. (Public Service Co. of New Mexico), “B”, 4.75%, 2040 (b)	2,000,000	1,998,860
Farmington, NM, Pollution Control Rev. (Public Service of Arizona), “C”, 2.875%, 2024 (b)	1,000,000	1,019,470
Farmington, NM, Pollution Control Rev. (Southern California Edison Co.), “A”, 2.875%, 2029 (b)	2,400,000	2,473,752
Hillsborough County, FL, Industrial Development Authority (Tampa Electric), 5.15%, 2025 (b)	1,000,000	1,065,260
Illinois Finance Authority Gas Supply Rev. (Peoples Gas Light & Coke Co.), 2.125%, 2030 (b)	1,400,000	1,402,940
Indiana Finance Authority Environmental Facilities Rev. (Indianapolis Power & Light Co.), “B”, 4.9%, 2016	1,000,000	1,070,240
Iowa Finance Authority Pollution Control Facilities Rev. (Interstate Power & Light), FGIC, 5%, 2014	1,000,000	1,090,350
Louisa, VA, Industrial Development Authority, Solid Waste & Sewer Disposal (VEPCO), “A”, 2.5%, 2031 (b)	1,000,000	1,015,690
Louisiana Public Facilities Authority Rev. (Entergy Gulf States Louisiana LLC), “B”, 2.875%, 2015	2,000,000	2,036,460
Madison, WI, Industrial Development Rev. (Madison Gas & Electric Co.), “B”, 4.875%, 2027 (b)	420,000	431,626
Maricopa County, AZ, Pollution Control Corp., Pollution Control Rev. (Arizona Public Service Co.), “D”, 6%, 2029 (b)	325,000	356,883
Maryland Economic Development Corp., Pollution Control Rev. (Potomac Electric Power Co.), 6.2%, 2022	1,045,000	1,208,010
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	220,000	239,448
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 2020	1,000,000	1,107,330

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Investor Owned – continued
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 3.05%, 2024 (b)	$1,000,000	$1,013,860
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.25%, 2029 (b)	1,000,000	1,094,620
Mississippi Business Finance Corp., Rev. (Mississippi Power Co. Project), 2.25%, 2040 (b)	2,000,000	2,009,380
Missouri Environmental Improvement & Energy Resources Authority (Kansas Power & Light Co.), SYNCORA, 5.25%, 2017 (b)	1,000,000	1,044,600
Navajo County, AZ, Pollution Control Corp. Rev. (Arizona Public Service Co.), “C”, 5.5%, 2034 (b)	1,000,000	1,087,380
New Hampshire Business Finance Authority, Pollution Control Rev. (United Illuminating Co.), 4.5%, 2027 (b)	1,000,000	1,053,430
New Hampshire Business Finance Authority, Pollution Control Rev. (United Illuminating Co.), 7.125%, 2027 (b)	1,565,000	1,611,527
New York Energy Research & Development Authority (Rochester Gas & Electric Corp.), “A”, NATL, 4.75%, 2032 (b)	1,130,000	1,178,680
Ohio Air Quality Development Authority Rev. (FirstEnergy Generation Corp.), “A”, 2.25%, 2023 (b)	1,500,000	1,515,900
Pennsylvania Economic Development Financing Authority (Exelon Generation Co. LLC), “A”, 5%, 2042 (b)	3,200,000	3,280,128
Pennsylvania Economic Development Financing Authority (PPL Energy Supply LLC), 3%, 2038 (b)	3,000,000	2,968,140
Pima County, AZ, Industrial Development Authority Pollution Control Rev. (Tucson Electric Power Co.), “A”, 4.95%, 2020	2,135,000	2,198,260
State of Indiana Finance Authority, Environmental Rev. (Duke Energy Indiana, Inc.), “A-2”, 3.375%, 2019	3,000,000	3,033,000
York County, VA, Economic Development Authority Pollution Control Rev. (Virginia Electric & Power Co.), “A”, 4.05%, 2033 (b)	1,000,000	1,060,520

		$50,290,010

Utilities - Municipal Owned – 5.0%
California Department of Water Resources Power Supply Rev., “L”, 5%, 2018	$3,510,000	$4,122,776
California Department of Water Resources Power Supply Rev., “M”, 4%, 2019	3,000,000	3,312,750
California Infrastructure & Economic Development Bank Rev., “A”, 4%, 2015	1,260,000	1,338,939
Dalton, GA, Utilities Rev., AGM, 6%, 2012	500,000	511,870
Energy Northwest, WA, Wind Project Rev., NATL, 5%, 2013	280,000	299,930
Florida Municipal Power Agency Rev. (St. Lucie Project), “A”, 5%, 2019	2,365,000	2,607,791
Florida Municipal Power Agency Rev. (St. Lucie Project), “A”, 5%, 2020	1,330,000	1,454,594
Harris County, TX, Cultural Education Facilities Financial Corp., Thermal Utilities Rev. (Teco Project), “A”, 5%, 2014	1,000,000	1,111,020
Indianapolis, IN, Gas Utility Rev., ASSD GTY, 5%, 2030 (b)	1,500,000	1,601,940
Lakeland, FL, Energy System Rev., FRN, 0.83%, 2012	2,000,000	2,007,120
Los Angeles, CA, Department of Water & Power Rev., “A”, 5%, 2019	1,000,000	1,179,200
Louisville & Jefferson County, KY, Metropolitan Government Pollution Control Rev.
(Louisville Gas & Electric Co.), “A”, 1.9%, 2033 (b)	1,500,000	1,509,900
Massachusetts Development Finance Agency (Devens Electrical Systems), 5.125%, 2011	30,000	30,304
Memphis, TN, Electric System Rev., 5%, 2014	1,500,000	1,700,625
Municipal Electric Authority, GA, Vogtle Units 3&4, “J-B”, 5%, 2017	2,500,000	2,869,175
New York Energy Research & Development Authority, Pollution Control Rev. (New York Electric & Gas Corp.), “C”, 3%, 2029 (b)	1,000,000	1,013,920
North Carolina Eastern Municipal Power Agency, “A”, 5%, 2014	1,000,000	1,091,280
North Carolina Municipal Power Agency No. 1, Catawba Electric Rev., “A”, 5.5%, 2013	340,000	362,974
North Carolina Municipal Power Agency No. 1, Catawba Electric Rev., “A”, ETM, 5.5%, 2013 (c)	160,000	171,470
Northern California Power Agency Capital Facilities Rev., “A”, 2%, 2012	1,000,000	1,015,260
Northern California Power Agency Rev., “A”, 4%, 2013	1,000,000	1,055,860

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Orlando, FL, Utilities Commission Utility System Rev., “C”, 5%, 2013	$1,335,000	$1,455,484
Piedmont, SC, Municipal Power Agency Electric Rev., “A-2”, 5%, 2018	750,000	850,433
Seattle, WA, Municipal Light & Power Rev., “B”, 5%, 2018	4,000,000	4,690,200
Southern California Public Power Authority (San Juan), “A”, AGM, 5.375%, 2012	595,000	607,549

		$37,972,364

Utilities - Other – 1.3%
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 2015	$190,000	$204,617
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 2016	1,175,000	1,260,893
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.125%, 2016	1,045,000	1,097,386
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 2022	2,455,000	2,549,174
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 2016	270,000	298,625
Indiana Bond Bank Special Program, Gas Rev., “A”, 5%, 2017	1,350,000	1,474,497
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 2018	355,000	388,778
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	1,000,000	1,011,110
Texas SA Energy Acquisition Public Facilities Corp., Gas Supply Rev., 5%, 2012	1,500,000	1,554,510

		$9,839,590

Water & Sewer Utility Revenue – 7.2%
Allentown, PA, Water Rev., Guaranteed, AMBAC, 5%, 2011	$925,000	$933,057
Atlanta, GA, Water & Wastewater Rev., “A”, FGIC, 5.5%, 2014	1,185,000	1,342,593
Birmingham, AL, Waterworks Board Water Rev., 3%, 2015	3,730,000	3,827,092
Dallas, TX, Waterworks & Sewer Systems Rev., 3%, 2017	1,000,000	1,073,300
Houston, TX, Utilities Systems Rev., NATL, 5.25%, 2014	1,485,000	1,657,795
Houston, TX, Utilities Systems Rev., “A”, AGM, 5%, 2012	1,500,000	1,586,025
Houston, TX, Utilities Systems Rev., “D”, 5%, 2022	4,565,000	5,211,176
King County, WA, Sewer Rev., FGIC, 5.25%, 2012	750,000	765,495
Los Angeles County, CA, Sanitation Districts Financing Authority Rev. (Capital Projects), “A”, 5%, 2020	5,000,000	5,954,500
Miami-Dade County, FL, Water & Sewer Rev., 4%, 2014	1,000,000	1,075,920
Michigan Municipal Bond Authority, Clean Water Rev., 5.375%, 2014	1,920,000	2,031,686
Mississippi Development Bank Special Obligation (Hattiesburg Water & Sewer), “N”, AMBAC, 5%, 2015	1,000,000	1,086,930
Nashville & Davidson County, TN, Metropolitan Government Water & Sewer Rev., “A”, AGM, 5%, 2017	1,000,000	1,162,590
New York Environmental Facilities Corp., 5%, 2012	2,085,000	2,171,048
New York Environmental Facilities Corp. Rev., “C”, 5%, 2020	3,395,000	4,019,307
New York Environmental Facilities Corp. Rev., “C”, 5%, 2020	2,825,000	3,355,281
New York Environmental Facilities Corp., “I”, 5%, 2013	1,000,000	1,084,090
Nueces River Authority, Texas Water Supply Rev. (Corpus Christi Project), AGM, 5%, 2013	540,000	580,624
Ohio Water Development Authority, Water Pollution Control Rev., 5.25%, 2020	2,000,000	2,399,860
Ohio Water Development Authority, Water Pollution Control Rev. (Water Quality), “A”, 3.25%, 2013	1,470,000	1,544,279
Phoenix, AZ, Civic Improvement Corp., Water System Rev., FGIC, 5.5%, 2021	1,260,000	1,503,256
Portland, OR, Sewer System Rev. , “A”, 5%, 2018	5,000,000	5,869,650
Sebring, FL, Water & Wastewater, FGIC, 5.25%, 2013	690,000	721,823
Utah Water Finance Agency Rev., “A”, AMBAC, 5%, 2012	500,000	522,785
Virginia Resources Authority, Clean Water Rev., 5%, 2019	1,980,000	2,289,098
Wisconsin Clean Water Rev., “1”, 3%, 2013	1,000,000	1,046,360

		$54,815,620

Total Municipal Bonds		$708,386,264

Floating Rate Demand Notes – 1.0%
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “A”, 0.23%, due 8/01/11	$2,900,000	$2,900,000

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Floating Rate Demand Notes – continued
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 0.23%, due 8/01/11	$3,200,000	$3,200,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 0.23%, due 8/01/11	1,600,000	1,600,000

Total Floating Rate Demand Notes		$7,700,000

Money Market Funds (v) – 4.9%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value	37,190,124	$37,190,124

Total Investments		$753,276,388

Other Assets, Less Liabilities – 0.7%		5,572,101

Net Assets – 100.0%		$758,848,489

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
GNMA	Government National Mortgage Assn.
MSQLF	Michigan Student Qualified Loan Fund
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RADIAN	Radian Asset Assurance, Inc.
ST AID	State Aid
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Municipal Limited Maturity Fund

Supplemental Information (Unaudited) 7/31/11

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$708,386,264	$—	$708,386,264
Short Term Securities	—	7,700,000	—	7,700,000
Mutual Funds	37,190,124	—	—	37,190,124

Total Investments	$37,190,124	$716,086,264	$—	$753,276,388

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$731,414,598

Gross unrealized appreciation	$23,219,677
Gross unrealized depreciation	(1,357,887)

Net unrealized appreciation (depreciation)	$21,861,790

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

MFS Municipal Limited Maturity Fund

Supplemental Information (Unaudited) 7/31/11 - continued

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	12,792,805	88,764,416	(64,367,097)	37,190,124

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$5,089	$37,190,124

MFS® Research Bond Fund

QUARTERLY REPORT

July 31, 2011

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 97.5%
Aerospace – 0.2%
Bombardier, Inc., 7.75%, 2020 (n)	$6,000,000	$6,750,000

Apparel Manufacturers – 0.2%
Phillips-Van Heusen Corp., 7.375%, 2020	$5,950,000	$6,411,125

Asset-Backed & Securitized – 10.7%
Anthracite Ltd., “A”, CDO, FRN, 0.547%, 2019 (z)	$9,087,039	$7,746,701
Anthracite Ltd., “BFL”, CDO, FRN, 1.187%, 2037 (z)	5,019,000	4,517,100
Anthracite Ltd., “CFL”, CDO, FRN, 1.437%, 2037 (z)	1,122,780	1,032,958
Anthracite Ltd., CDO III, 6.077%, 2039 (z)	5,127,893	256,395
Anthracite Ltd., CDO, FRN, 1.037%, 2037 (z)	9,178,646	8,719,714
ARCap REIT, Inc., CDO, “F”, FRN, 6.048%, 2045 (q)(z)	4,149,000	414,900
ARCap REIT, Inc., CDO, “G”, FRN, 6.048%, 2045 (d)(z)	2,354,000	188,320
ARCap REIT, Inc., CDO, “H”, FRN, 6.048%, 2045 (d)(z)	347,889	3,479
Bayview Commercial Asset Trust, FRN, 0.497%, 2035 (z)	675,877	550,787
Bayview Commercial Asset Trust, FRN, 2.87%, 2035 (i)(z)	22,777,216	665,117
Bayview Commercial Asset Trust, FRN, 0.457%, 2036 (z)	535,119	433,432
Bayview Commercial Asset Trust, FRN, 2.93%, 2036 (i)(z)	16,524,612	648,360
Bayview Commercial Asset Trust, FRN, 3.175%, 2036 (i)(z)	17,047,850	817,168
Bayview Commercial Asset Trust, FRN, 3.213%, 2036 (i)(z)	28,806,160	1,863,787
Bayview Commercial Asset Trust, FRN, 3.132%, 2036 (i)(z)	14,473,134	980,831
Bayview Commercial Asset Trust, FRN, 3.222%, 2037 (i)(z)	31,677,950	2,370,784
Bayview Commercial Mortgage Pass Through Trust, FRN, 2.93%, 2036 (i)(z)	11,151,796	453,462
Bayview Financial Acquisition Trust, FRN, 5.402%, 2035	111,067	111,011
Bayview Financial Acquisition Trust, FRN, 5.638%, 2036	1,500,000	1,353,908
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041	2,472,013	2,486,872
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.787%, 2040 (z)	3,575,015	1,990,982
Brascan Real Estate, CDO, FRN, 1.851%, 2040 (z)	418,000	292,600
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (z)	8,552,149	8,590,634
Capital Trust Realty Ltd., CDO, 5.26%, 2035 (z)	7,074,200	6,897,345
Carey Commercial Mortgage Trust, 2002-1, “A”, 5.97%, 2019 (z)	298,594	299,017
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	17,127,981	18,078,466
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.22%, 2044	400,000	417,718
Commercial Mortgage Asset Trust, FRN, 0.747%, 2032 (i)(z)	2,674,408	26,441
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 2046	680,292	730,926
Commercial Mortgage Pass-Through Certificates, FRN, 0.397%, 2017 (n)	1,500,000	1,445,084
Countrywide Asset-Backed Certificates, FRN, 5.43%, 2036	961,330	797,093
Credit Suisse Mortgage Capital Certificate, 5.311%, 2039	7,531,000	8,070,431
Credit Suisse Mortgage Capital Certificate, FRN, 5.694%, 2020	1,275,594	1,348,092
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.303%, 2035	1,421,511	1,387,459
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.737%, 2037	1,888,557	765,130
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.419%, 2037	2,300,000	906,626
Crest G-Star, CDO, 6.95%, 2032 (z)	7,500,000	6,750,000
Crest Ltd., “A1” CDO, FRN, 0.726%, 2018 (z)	7,001,618	6,441,488
Crest Ltd., “A2”, CDO, 4.669%, 2018 (z)	2,149,330	1,977,384
Crest Ltd., “B”, CDO, FRN, 1.603%, 2035 (z)	6,377,000	6,345,115
CWCapital LLC, 5.223%, 2048	6,335,000	6,762,477
Deutsche Mortgage & Asset Receiving Corp., FRN, 7.5%, 2031	741,641	742,793
DLJ Commercial Mortgage Corp., FRN, 7.95%, 2033	1,000,000	999,438
Falcon Franchise Loan LLC, FRN, 3.305%, 2023 (i)(z)	256,780	14,765
Falcon Franchise Loan LLC, FRN, 3.789%, 2025 (i)(z)	5,902,253	466,868
First Union National Bank Commercial Mortgage, 1.488%, 2043 (i)(z)	1,196,254	107
First Union-Lehman Brothers Bank of America, FRN, 0.335%, 2035 (i)	5,798,849	97,421
FUEL Trust, 3.984%, 2016 (z)	7,319,000	7,385,069

1

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
GE Equipment Transportation LLC, “A2”, 0.77%, 2013	$4,625,000	$4,623,646
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036	2,511,104	1,641,064
Gramercy Real Estate Ltd., CDO, FRN, 0.573%, 2035 (z)	954,224	811,091
Hertz Vehicle Financing LLC, 2010-1A, “A1”, 2.6%, 2015 (n)	5,998,000	6,141,163
IMPAC CMB Trust, FRN, 0.927%, 2034	211,014	177,640
IMPAC CMB Trust, FRN, 1.107%, 2034	105,507	71,113
IMPAC Secured Assets Corp., FRN, 0.537%, 2036	881,791	800,558
JPMorgan Chase Commercial Mortgage Securities Corp., 4.865%, 2046	2,195,695	2,311,022
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	17,136,557	18,188,618
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.398%, 2042 (n)	4,180,000	1,468,189
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.817%, 2049	11,664,588	12,634,963
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.817%, 2049	15,661,513	16,631,191
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.987%, 2051	21,360,633	22,685,986
JPMorgan Mortgage Acquisition Corp., FRN, 5.532%, 2036	2,100,000	1,945,698
KKR Financial CLO Ltd., “A1”, FRN, 0.523%, 2017 (z)	3,409,426	3,297,348
KKR Financial CLO Ltd., “C”, FRN, 1.736%, 2021 (n)	7,811,290	6,522,427
LB Commercial Conduit Mortgage Trust, FRN, 1.38%, 2035 (i)	2,372,616	119,817
Mach One Trust Commercial Mortgage, CDO, “B”, 5.43%, 2040 (z)	5,198,000	5,146,020
Merrill Lynch Mortgage Investors, Inc., 5.45%, 2037 (a)	2,481,426	707,234
Merrill Lynch Mortgage Trust, FRN, “A3”, 5.827%, 2050	8,250,000	8,812,288
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.744%, 2050	6,810,000	7,325,100
Morgan Stanley Capital I, Inc., FRN, 1.103%, 2031 (i)(z)	1,148,433	20,549
Nationslink Funding Corp., FRN, 1.254%, 2030 (i)	865,792	16,675
Option One Mortgage Loan Trust, FRN, 5.611%, 2037	1,280,000	665,669
Ownit Mortgage Loan Asset-Backed Certificates, FRN, 5.29%, 2036	1,225,969	699,861
Preferred Term Securities XIX Ltd., CDO, FRN, 0.597%, 2035 (z)	7,997,419	5,078,361
Prudential Securities Secured Financing Corp., FRN, 6.896%, 2013 (z)	1,766,305	1,832,869
Residential Asset Mortgage Products, Inc., FRN, 4.971%, 2034	2,687,580	2,712,238
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035	8,795,000	3,744,990
Salomon Brothers Mortgage Securities, Inc., FRN, 7.072%, 2032 (z)	3,262,500	3,457,916
Smart Trust, “A2B”, FRN, 0.937%, 2013 (z)	3,467,000	3,466,934
Structured Asset Securities Corp., FRN, 4.67%, 2035	67,825	67,669
Thornburg Mortgage Securities Trust, FRN, 0.867%, 2043	36,274	32,731
Wachovia Bank Commercial Mortgage Trust, “A3”, FRN, 5.899%, 2051	2,118,681	2,247,793
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 5.899%, 2051	21,365,746	23,322,590

		$295,071,076

Automotive – 1.0%
Ford Motor Credit Co. LLC, 8%, 2014	$5,700,000	$6,335,516
Harley-Davidson Financial Services, 3.875%, 2016 (n)	9,522,000	9,808,726
Lear Corp., 8.125%, 2020	5,940,000	6,504,300
RCI Banque S.A., 4.6%, 2016 (n)	4,479,000	4,667,019

		$27,315,561

Banks & Diversified Financials (Covered Bonds) – 0.2%
Compagnie de Financement Foncier, 2.125%, 2013 (n)	$5,800,000	$5,885,869

Biotechnology – 0.3%
Life Technologies Corp., 5%, 2021	$7,369,000	$7,740,825

Broadcasting – 1.3%
Discovery Communications, Inc., 4.375%, 2021	$7,215,000	$7,437,713
Inmarsat Finance PLC, 7.375%, 2017 (n)	5,705,000	6,054,431
NBC Universal, Inc., 5.95%, 2041 (n)	7,613,000	7,999,078
News America, Inc., 8.5%, 2025	120,000	152,836
News America, Inc., 6.15%, 2041 (z)	7,000,000	6,983,711

2

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Broadcasting – continued
SIRIUS XM Radio, Inc., 13%, 2013 (n)	$5,245,000	$6,149,763

		$34,777,532

Brokerage & Asset Managers – 0.4%
INVESCO PLC, 5.625%, 2012	$4,255,000	$4,404,742
TD AMERITRADE Holding Corp., 5.6%, 2019	5,512,000	5,987,476

		$10,392,218

Building – 0.4%
Owens Corning, Inc., 6.5%, 2016	$8,981,000	$9,940,126

Cable TV – 2.3%
CCO Holdings LLC, 7.875%, 2018	$6,410,000	$6,890,750
Cox Communications, Inc., 4.625%, 2013	600,000	638,001
Cox Communications, Inc., 9.375%, 2019 (n)	10,194,000	13,796,590
CSC Holdings LLC, 8.5%, 2014	5,500,000	6,132,500
DIRECTV Holdings LLC, 7.625%, 2016	7,919,000	8,602,014
DIRECTV Holdings LLC, 5.2%, 2020	6,220,000	6,795,729
Myriad International Holdings B.V., 6.375%, 2017 (n)	6,225,000	6,731,093
TCI Communications, Inc., 9.8%, 2012	1,703,000	1,778,748
Time Warner Entertainment Co. LP, 8.375%, 2033	5,117,000	6,821,135
Virgin Media Finance PLC, 9.5%, 2016	5,750,000	6,468,750

		$64,655,310

Chemicals – 1.2%
Ashland, Inc., 9.125%, 2017	$7,820,000	$8,875,700
Dow Chemical Co., 8.55%, 2019	9,150,000	12,088,010
Lyondell Chemical Co., 11%, 2018	5,620,000	6,364,650
Nalco Co., 8.25%, 2017	5,500,000	6,187,500

		$33,515,860

Conglomerates – 0.0%
Kennametal, Inc., 7.2%, 2012	$525,000	$551,127

Consumer Products – 0.4%
Hasbro, Inc., 6.35%, 2040	$5,444,000	$5,853,677
Newell Rubbermaid, Inc., 5.5%, 2013	5,547,000	5,903,023

		$11,756,700

Consumer Services – 0.3%
Western Union Co., 5.4%, 2011	$9,060,000	$9,188,145

Containers – 0.2%
Greif, Inc., 7.75%, 2019	$5,615,000	$6,134,388

Defense Electronics – 0.4%
BAE Systems Holdings, Inc., 6.4%, 2011 (n)	$7,306,000	$7,463,853
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	2,705,000	3,140,240

		$10,604,093

Electronics – 0.2%
Tyco Electronics Group S.A., 6.55%, 2017	$5,330,000	$6,364,393

Emerging Market Quasi-Sovereign – 0.8%
Banco do Brasil S.A., 5.875%, 2022 (n)	$6,854,000	$6,939,675
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (n)	6,736,000	6,794,078
OJSC Russian Agricultural Bank, FRN, 6%, 2021 (n)	8,127,000	8,248,905
Petroleos Mexicanos, 6.5%, 2041 (n)	213,000	225,317

		$22,207,975

3

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Independent – 1.6%
Anadarko Petroleum Corp., 6.375%, 2017	$1,604,000	$1,890,859
Anadarko Petroleum Corp., 6.95%, 2019	4,110,000	4,954,108
Anadarko Petroleum Corp., 6.45%, 2036	5,390,000	5,874,836
Newfield Exploration Co., 6.625%, 2016	3,900,000	4,021,875
Newfield Exploration Co., 7.125%, 2018	2,350,000	2,514,500
Nexen, Inc., 7.5%, 2039	5,741,000	6,985,695
Pioneer Natural Resources Co., 6.65%, 2017	7,190,000	7,916,305
Southwestern Energy Co., 7.5%, 2018	7,599,000	8,757,848

		$42,916,026

Financial Institutions – 1.6%
CIT Group, Inc., 6.625%, 2018 (n)	$6,818,000	$7,192,990
General Electric Capital Corp., 4.625%, 2021	8,630,000	8,876,956
General Electric Capital Corp., 6.375% to 2017, FRN to 2067	8,580,000	8,794,500
Household Finance Corp., 7%, 2012	170,000	178,071
International Lease Finance Corp., 5.75%, 2016	5,264,000	5,253,088
International Lease Finance Corp., 7.125%, 2018 (n)	5,888,000	6,270,720
SLM Corp., 6.25%, 2016	6,262,000	6,552,569

		$43,118,894

Food & Beverages – 1.2%
Anheuser-Busch InBev S.A., 7.75%, 2019	$9,724,000	$12,671,189
Kraft Foods, Inc., 6.125%, 2018	1,890,000	2,235,806
Miller Brewing Co., 5.5%, 2013 (n)	9,295,000	10,058,863
Tyson Foods, Inc., 6.85%, 2016	7,799,000	8,686,136

		$33,651,994

Food & Drug Stores – 0.3%
CVS Caremark Corp., 5.75%, 2041	$6,650,000	$6,924,499

Forest & Paper Products – 0.4%
Fibria Overseas Finance, 6.75%, 2021 (n)	$6,628,000	$6,959,400
Inversiones CMPC S.A., 4.75%, 2018 (n)	3,557,000	3,648,824

		$10,608,224

Gaming & Lodging – 0.6%
Wyndham Worldwide Corp., 6%, 2016	$12,268,000	$13,318,865
Wyndham Worldwide Corp., 7.375%, 2020	3,010,000	3,413,006

		$16,731,871

Insurance – 1.6%
Aflac, Inc., 6.45%, 2040	$5,874,000	$6,121,607
American International Group, Inc., 6.4%, 2020	3,565,000	3,911,194
ING Groep N.V., 5.775% to 2015, FRN to 2049	9,253,000	8,373,965
MetLife, Inc., 5.375%, 2012	300,000	318,132
Metropolitan Life Global Funding, 5.125%, 2013 (n)	6,580,000	6,993,935
Metropolitan Life Global Funding, 5.125%, 2014 (n)	2,570,000	2,819,974
Unum Group, 7.125%, 2016	2,220,000	2,586,622
UnumProvident Corp., 6.85%, 2015 (n)	11,413,000	12,936,373

		$44,061,802

Insurance - Health – 0.6%
Humana, Inc., 7.2%, 2018	$6,010,000	$7,101,795
Unitedhealth Group, Inc., 4.875%, 2013	9,117,000	9,629,676

		$16,731,471

Insurance - Property & Casualty – 1.9%
Allied World Assurance, 5.5%, 2020	$3,670,000	$3,790,064
AXIS Capital Holdings Ltd., 5.75%, 2014	5,360,000	5,832,141

4

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – continued
CNA Financial Corp., 5.875%, 2020	$6,990,000	$7,496,754
Marsh & McLennan Cos., Inc., 4.8%, 2021	7,990,000	8,069,812
PartnerRe Ltd., 5.5%, 2020	4,882,000	5,053,080
QBE Capital Funding III Ltd., FRN, 7.25%, 2041 (n)	7,155,000	7,291,990
XL Group PLC, 6.5% to 2017, FRN to 2049	7,039,000	6,572,666
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)	2,405,000	2,441,075
ZFS Finance USA Trust IV, 5.875% to 2012, FRN to 2062 (n)	432,000	435,728
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)	6,524,000	6,491,380

		$53,474,690

International Market Quasi-Sovereign – 1.4%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$4,730,000	$5,002,614
FIH Erhvervsbank A.S., 1.75%, 2012 (z)	3,821,000	3,883,523
ING Bank N.V., 3.9%, 2014 (n)	6,800,000	7,306,484
NIBC Bank N.V., 2.8%, 2014 (z)	4,940,000	5,177,723
Royal Bank of Scotland Group PLC, 2.625%, 2012 (n)	8,520,000	8,655,749
Societe Financement de I’ Economie Francaise, 3.375%, 2014 (n)	7,905,000	8,422,145

		$38,448,238

Machinery & Tools – 0.3%
Case New Holland, Inc., 7.875%, 2017 (n)	$6,095,000	$6,902,588

Major Banks – 5.4%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049	$2,060,000	$1,498,650
Bank of America Corp., 5.65%, 2018	16,095,000	17,032,614
Bank of America Corp., 5.625%, 2020	2,505,000	2,603,021
Bank of America Corp., 5.875%, 2021	4,930,000	5,162,834
Bank of America Corp., 8% to 2018, FRN to 2049	3,357,000	3,457,408
Credit Suisse (USA), Inc., 6%, 2018	9,110,000	9,847,573
Goldman Sachs Group Inc., 5.25%, 2021	8,385,000	8,559,333
Goldman Sachs Group, Inc., 5.625%, 2017	4,693,000	5,018,464
Goldman Sachs Group, Inc., 7.5%, 2019	5,607,000	6,623,252
HSBC USA, Inc., 4.875%, 2020	5,500,000	5,536,685
JPMorgan Chase & Co., 4.25%, 2020	5,000,000	4,987,290
JPMorgan Chase & Co., 4.625%, 2021	8,180,000	8,341,964
JPMorgan Chase Bank N.A., 5.875%, 2016	4,250,000	4,731,954
JPMorgan Chase Capital XXII, 6.45%, 2087	4,668,000	4,734,253
JPMorgan Chase Capital XXVII, 7%, 2039	1,211,000	1,230,793
Macquarie Group Ltd., 6.25%, 2021 (n)	5,980,000	6,063,565
Merrill Lynch & Co., Inc., 6.15%, 2013	3,960,000	4,227,510
Merrill Lynch & Co., Inc., 6.05%, 2016	6,749,000	7,135,481
Morgan Stanley, 5.75%, 2016	7,752,000	8,422,323
Morgan Stanley, 5.5%, 2020	4,790,000	4,928,967
Morgan Stanley, 5.5%, 2021	10,150,000	10,462,133
PNC Funding Corp., 5.625%, 2017	8,496,000	9,441,528
UFJ Finance Aruba AEC, 6.75%, 2013	980,000	1,075,101
Wachovia Corp., 6.605%, 2025	2,393,000	2,728,628
Wells Fargo & Co., 7.98% to 2018, FRN to 2049	4,170,000	4,467,113

		$148,318,437

Medical & Health Technology & Services – 0.3%
HCA, Inc., 7.875%, 2020	$6,430,000	$6,960,475

Metals & Mining – 1.9%
ArcelorMittal, 9.85%, 2019	$9,246,000	$12,034,187
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	8,138,000	8,890,765
Southern Copper Corp., 6.75%, 2040	8,176,000	8,663,911

5

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
Teck Resources Ltd., 10.25%, 2016	$5,704,000	$6,844,800
Teck Resources Ltd., 10.75%, 2019	5,191,000	6,605,548
Vale Overseas Ltd., 5.625%, 2019	5,013,000	5,513,172
Vedanta Resources PLC, 6.75%, 2016 (z)	4,289,000	4,358,696

		$52,911,079

Mortgage-Backed – 20.0%
Fannie Mae, 4.55%, 2011	$2,214,963	$2,189,900
Fannie Mae, 4.86%, 2012 - 2014	3,477,140	3,636,556
Fannie Mae, 5.12%, 2012	1,818,287	1,836,956
Fannie Mae, 4.518%, 2013	946,190	988,712
Fannie Mae, 4.543%, 2013	2,224,091	2,318,258
Fannie Mae, 4.845%, 2013	2,495,850	2,624,676
Fannie Mae, 5.37%, 2013	1,092,248	1,131,677
Fannie Mae, 4.61%, 2014	1,436,768	1,546,641
Fannie Mae, 4.62%, 2014 - 2015	4,261,277	4,630,761
Fannie Mae, 4.77%, 2014	1,734,759	1,867,997
Fannie Mae, 4.842%, 2014	3,918,077	4,207,817
Fannie Mae, 5.05%, 2014	1,191,509	1,298,906
Fannie Mae, 5.412%, 2014	2,485,525	2,705,168
Fannie Mae, 4.53%, 2015	1,162,694	1,264,443
Fannie Mae, 4.56%, 2015	22,522	24,389
Fannie Mae, 4.6%, 2015	1,860,939	2,028,021
Fannie Mae, 4.665%, 2015	1,176,572	1,277,687
Fannie Mae, 4.7%, 2015	28,150	30,770
Fannie Mae, 4.78%, 2015	2,560,717	2,805,522
Fannie Mae, 4.815%, 2015	1,835,069	2,008,127
Fannie Mae, 4.85%, 2015	1,418,074	1,545,377
Fannie Mae, 4.87%, 2015	1,193,877	1,306,812
Fannie Mae, 4.89%, 2015	371,706	409,440
Fannie Mae, 4.893%, 2015	2,870,543	3,146,104
Fannie Mae, 4.94%, 2015	2,616,000	2,882,680
Fannie Mae, 5%, 2016 - 2040	49,868,633	53,464,083
Fannie Mae, 5.09%, 2016	2,789,716	3,094,680
Fannie Mae, 5.158%, 2016	661,458	736,211
Fannie Mae, 5.35%, 2016 - 2023	4,658,051	5,175,506
Fannie Mae, 5.395%, 2016	2,394,338	2,658,056
Fannie Mae, 5.424%, 2016	5,186,377	5,801,835
Fannie Mae, 5.5%, 2016 - 2039	68,517,232	74,605,684
Fannie Mae, 5.725%, 2016	2,142,199	2,384,742
Fannie Mae, 5.93%, 2016	1,252,704	1,392,486
Fannie Mae, 2.71%, 2017	1,556,652	1,565,017
Fannie Mae, 4.99%, 2017	4,451,881	4,849,444
Fannie Mae, 5.28%, 2017	2,663,078	2,967,406
Fannie Mae, 5.487%, 2017	1,363,798	1,546,318
Fannie Mae, 5.54%, 2017	1,479,252	1,642,122
Fannie Mae, 3.84%, 2018	1,448,708	1,533,776
Fannie Mae, 3.99%, 2018	2,450,000	2,606,765
Fannie Mae, 5.18%, 2019	539,202	600,413
Fannie Mae, 4.88%, 2020	757,106	819,641
Fannie Mae, 5.19%, 2020	2,950,160	3,240,616
Fannie Mae, 4%, 2024	11,749,493	12,346,409
Fannie Mae, 4.5%, 2025	3,751,562	3,993,655
Fannie Mae, 6.5%, 2031 - 2033	569,452	648,275

6

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, 6%, 2034 - 2038	$40,648,833	$44,902,609
Fannie Mae, 4.5%, 2040	5,784,486	6,053,697
Freddie Mac, 5%, 2017 - 2040	28,422,154	30,390,631
Freddie Mac, 5.5%, 2017 - 2038	31,511,181	34,367,987
Freddie Mac, 3.154%, 2018	3,479,000	3,524,575
Freddie Mac, 3.32%, 2020	2,965,119	3,103,576
Freddie Mac, 4.251%, 2020	4,741,000	5,054,533
Freddie Mac, 4%, 2025 - 2040	36,448,285	37,661,826
Freddie Mac, 4.5%, 2025 - 2028	8,612,641	8,986,163
Freddie Mac, 6%, 2033 - 2038	11,159,905	12,385,858
Freddie Mac, FRN, 3.882%, 2017	8,787,000	9,310,017
Ginnie Mae, 4%, 2032 - 2040	20,891,874	21,584,661
Ginnie Mae, 6%, 2034 - 2038	10,850,186	12,183,166
Ginnie Mae, 5.5%, 2038 - 2039	16,598,800	18,394,021
Ginnie Mae, 4.5%, 2039 - 2040	47,755,969	51,102,892
Ginnie Mae, TBA, 4.5%, 2041	13,050,000	13,828,923

		$550,221,672

Natural Gas - Pipeline – 0.7%
Enterprise Products Operating LP, 5.65%, 2013	$1,802,000	$1,928,875
Kinder Morgan Energy Partners LP, 6.375%, 2041	7,490,000	8,087,425
Spectra Energy Capital LLC, 8%, 2019	8,284,000	10,424,329

		$20,440,629

Network & Telecom – 1.6%
AT&T, Inc., 5.35%, 2040	$7,380,000	$7,350,517
Centurylink, Inc., 6.45%, 2021	7,430,000	7,662,774
Frontier Communications Corp., 8.5%, 2020	3,503,000	3,844,543
Telefonica Emisiones S.A.U., 5.134%, 2020	6,290,000	6,215,929
Telefonica Emisiones S.A.U., 5.462%, 2021	3,490,000	3,499,947
Verizon New York, Inc., 6.875%, 2012	14,320,000	14,901,664

		$43,475,374

Oil Services – 0.7%
Nabors Industries, Inc., 5%, 2020	$10,440,000	$10,999,584
Transocean, Inc., 6%, 2018	2,610,000	2,973,628
Transocean, Inc., 6.5%, 2020	3,310,000	3,883,613

		$17,856,825

Oils – 0.3%
LUKOIL International Finance B.V., 6.125%, 2020 (n)	$8,862,000	$9,216,480

Other Banks & Diversified Financials – 3.0%
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)	$7,100,000	$6,728,677
Capital One Financial Corp., 6.15%, 2016	6,690,000	7,508,655
Capital One Financial Corp., 8.8%, 2019	3,520,000	4,427,255
Citigroup, Inc., 6.125%, 2018	11,130,000	12,436,028
Citigroup, Inc., 8.5%, 2019	8,594,000	10,799,839
Discover Bank, 7%, 2020	9,047,000	10,212,588
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	5,404,000	6,265,127
HSBC Holdings PLC, 5.1%, 2021	6,798,000	7,140,177
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)	1,161,000	1,134,878
Santander Holdings USA, Inc., 4.625%, 2016	1,700,000	1,756,330
Santander UK PLC, 8.963% to 2030, FRN to 2049	4,290,000	4,633,200
Turkiye Garanti Bankasi A.S., 6.25%, 2021 (n)	2,780,000	2,696,600
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	6,530,000	6,334,100

		$82,073,454

7

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Pharmaceuticals – 0.1%
Celgene Corp., 2.45%, 2015	$3,688,000	$3,733,930

Pollution Control – 0.4%
Allied Waste North America, Inc., 6.875%, 2017	$9,660,000	$10,444,875

Printing & Publishing – 0.1%
Pearson PLC, 5.5%, 2013 (n)	$3,090,000	$3,300,605

Real Estate – 1.8%
HCP, Inc., REIT, 5.375%, 2021	$4,940,000	$5,289,525
HRPT Properties Trust, REIT, 6.25%, 2016	9,514,000	10,578,341
Kimco Realty Corp., REIT, 6%, 2012	2,846,000	3,006,079
Kimco Realty Corp., REIT, 5.783%, 2016	7,684,000	8,621,141
Liberty Property LP, REIT, 5.5%, 2016	4,563,000	5,055,681
PPF Funding, Inc., REIT, 5.35%, 2012 (n)	2,080,000	2,125,136
Simon Property Group, Inc., REIT, 10.35%, 2019	4,593,000	6,473,540
WEA Finance LLC, REIT, 6.75%, 2019 (n)	6,948,000	8,046,395

		$49,195,838

Retailers – 0.6%
Home Depot, Inc., 5.95%, 2041	$6,639,000	$7,209,702
Wesfarmers Ltd., 6.998%, 2013 (n)	9,110,000	9,923,405

		$17,133,107

Specialty Stores – 0.5%
Advance Auto Parts, Inc., 5.75%, 2020	$6,047,000	$6,554,785
Best Buy Co., Inc., 6.75%, 2013	6,570,000	7,167,384

		$13,722,169

Telecommunications - Wireless – 0.9%
American Tower Corp., 4.5%, 2018	$12,073,000	$12,565,518
Crown Castle Towers LLC, 6.113%, 2020 (n)	7,264,000	8,111,832
Crown Castle Towers LLC, 4.883%, 2020 (n)	3,480,000	3,591,134

		$24,268,484

Tobacco – 0.9%
Lorillard Tobacco Co., 8.125%, 2019	$10,750,000	$12,914,663
Reynolds American, Inc., 7.25%, 2012	125,000	131,385
Reynolds American, Inc., 6.75%, 2017	10,032,000	11,783,146

		$24,829,194

Transportation - Services – 0.4%
Erac USA Finance Co., 7%, 2037 (n)	$6,577,000	$7,470,814
Hertz Corp., 7.5%, 2018 (n)	4,073,000	4,205,373

		$11,676,187

U.S. Government Agencies and Equivalents – 6.9%
Bank of America Corp., FRN, 0.627%, 2012 (m)	$11,928,000	$11,984,575
Citigroup, Inc., FRN, 0.583%, 2012 (m)	30,444,000	30,536,489
FDIC Structured Sale Guarantee Note, 0%, 2012 (n)	2,332,000	2,299,259
General Electric Capital Corp., FRN, 0.219%, 2012 (m)	15,378,000	15,378,446
Goldman Sachs Group, Inc., FRN, 0.447%, 2012 (m)	5,866,000	5,874,600
JPMorgan Chase & Co., FRN, 0.497%, 2012 (m)	30,444,000	30,585,473
Morgan Stanley, FRN, 0.596%, 2012 (m)	31,178,000	31,288,277
National Credit Union Administration Guaranteed Note, 2.9%, 2020	5,600,000	5,715,210
PNC Funding Corp., FRN, 0.446%, 2012 (m)	15,003,000	15,030,996
Small Business Administration, 5.94%, 2016	350,942	376,247
Small Business Administration, 5.37%, 2016	388,322	413,113
Small Business Administration, 6.35%, 2021	17,519	19,367

8

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 6.34%, 2021	$23,936	$26,237
Small Business Administration, 6.44%, 2021	24,989	27,439
Small Business Administration, 5.34%, 2021	159,124	171,779
Small Business Administration, 6.07%, 2022	118,853	129,875
Small Business Administration, 4.35%, 2023	902,626	954,251
Small Business Administration, 4.98%, 2023	1,398,487	1,497,674
Small Business Administration, 4.89%, 2023	1,221,915	1,327,285
Small Business Administration, 4.93%, 2024	1,563,532	1,685,845
Small Business Administration, 4.34%, 2024	1,491,218	1,587,516
Small Business Administration, 5.18%, 2024	1,462,569	1,580,883
Small Business Administration, 5.52%, 2024	1,777,665	1,928,842
Small Business Administration, 5.19%, 2024	1,872,852	2,033,540
Small Business Administration, 4.86%, 2024	1,302,640	1,404,979
Small Business Administration, 4.57%, 2025	2,069,807	2,218,809
Small Business Administration, 4.76%, 2025	6,385,335	6,885,280
Small Business Administration, 5.39%, 2025	646,877	707,352
Small Business Administration, 5.35%, 2026	3,844,187	4,211,018
Small Business Administration, 3.25%, 2030	4,745,330	4,825,674
Wells Fargo & Co., FRN, 0.467%, 2012 (m)	7,795,000	7,814,277

		$190,520,607

U.S. Treasury Obligations – 17.7%
U.S. Treasury Bonds, 6.25%, 2023	$4,506,000	$5,896,525
U.S. Treasury Bonds, 6%, 2026	840,000	1,083,600
U.S. Treasury Bonds, 5.25%, 2029	51,447,000	61,720,349
U.S. Treasury Bonds, 4.5%, 2036	7,588,000	8,163,026
U.S. Treasury Bonds, 5%, 2037	9,893,000	11,438,781
U.S. Treasury Bonds, 4.5%, 2039	89,460,100	95,344,875
U.S. Treasury Notes, 1.375%, 2012	18,691,900	18,807,266
U.S. Treasury Notes, 3.125%, 2013	56,625,000	59,956,136
U.S. Treasury Notes, 1.875%, 2014	101,768,000	105,465,028
U.S. Treasury Notes, 1.875%, 2014	542,000	562,283
U.S. Treasury Notes, 5.125%, 2016	6,351,000	7,497,159
U.S. Treasury Notes, 3.75%, 2018	10,464,000	11,614,224
U.S. Treasury Notes, 2.75%, 2019	39,721,900	41,164,917
U.S. Treasury Notes, 3.5%, 2020	34,699,000	37,258,051
U.S. Treasury Notes, TIPS, 2%, 2014	5,329,485	5,781,245
U.S. Treasury Notes, TIPS, 1.625%, 2015	5,623,517	6,175,324
U.S. Treasury Notes, TIPS, 2%, 2016	9,961,788	11,265,377

		$489,194,166

Utilities - Electric Power – 1.3%
CenterPoint Energy, Inc., 5.95%, 2017	$3,300,000	$3,773,936
EDP Finance B.V., 6%, 2018 (n)	6,760,000	6,030,887
Exelon Corp., 4.9%, 2015	8,028,000	8,752,888
PPL WEM Holdings PLC, 5.375%, 2021 (n)	9,014,000	9,496,736
System Energy Resources, Inc., 5.129%, 2014 (z)	290,638	298,308
TECO Energy, Inc., 5.15%, 2020	7,160,000	7,780,370

		$36,133,125

Total Bonds		$2,688,459,332

Floating Rate Loans (g)(r) – 0.1%
Automotive – 0.1%
Ford Motor Co., Term Loan B-1, 2.94%, 2013	$1,493,214	$1,491,068

9

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Money Market Funds (v) – 1.9%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value	54,406,725	$54,406,725

Total Investments		$2,744,357,125

Other Assets, Less Liabilities – 0.5%		12,586,379

Net Assets – 100.0%		$2,756,943,504

(a)	Non-income producing security.
(d)	Non-income producing security - in default.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(m)	The debt is guaranteed under the Federal Deposit Insurance Corporation’s (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $322,769,235, representing 11.71% of net assets.
(q)	Interest received was less than stated coupon rate.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ARCap REIT, Inc., CDO, “F”, FRN, 6.048%, 2045	12/07/06	$4,233,690	$414,900
ARCap REIT, Inc., CDO, “G”, FRN, 6.048%, 2045	9/21/04	2,162,955	188,320
ARCap REIT, Inc., CDO, “H”, FRN, 6.048%, 2045	3/11/05 - 6/21/11	13,046	3,479
Anthracite Ltd., “A”, CDO, FRN, 0.547%, 2019	1/15/10 - 3/25/11	6,737,224	7,746,701
Anthracite Ltd., “BFL”, CDO, FRN, 1.187%, 2037	12/09/10	4,575,705	4,517,100
Anthracite Ltd., “CFL”, CDO, FRN, 1.437%, 2037	3/03/11	1,058,307	1,032,958
Anthracite Ltd., CDO III, 6.077%, 2039	10/25/06 - 7/01/11	5,126,256	256,395
Anthracite Ltd., CDO, FRN, 1.037%, 2037	2/24/10 - 3/03/11	8,257,485	8,719,714
Bayview Commercial Asset Trust, FRN, 0.497%, 2035	6/09/05	675,877	550,787
Bayview Commercial Asset Trust, FRN, 2.87%, 2035	10/06/05	1,795,741	665,117
Bayview Commercial Asset Trust, FRN, 2.93%, 2036	2/28/06	1,496,078	648,360
Bayview Commercial Asset Trust, FRN, 0.457%, 2036	2/23/06	535,119	433,432
Bayview Commercial Asset Trust, FRN, 3.175%, 2036	5/16/06 - 5/29/09	1,298,071	817,168
Bayview Commercial Asset Trust, FRN, 3.213%, 2036	9/11/06	3,775,539	1,863,787
Bayview Commercial Asset Trust, FRN, 3.132%, 2036	10/25/06	1,891,015	980,831
Bayview Commercial Asset Trust, FRN, 3.222%, 2037	1/26/07 - 5/29/09	2,983,545	2,370,784
Bayview Commercial Mortgage Pass Through Trust, FRN, 2.93%, 2036	3/29/06	1,095,629	453,462
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.787%, 2040	3/01/06	3,575,015	1,990,982
Brascan Real Estate, CDO, FRN, 1.851%, 2040	9/14/04	418,000	292,600
Capital Trust Realty Ltd., CDO, 5.16%, 2035	4/07/06 - 3/04/10	8,261,917	8,590,634
Capital Trust Realty Ltd., CDO, 5.26%, 2035	9/14/10	6,465,045	6,897,345
Carey Commercial Mortgage Trust, 2002-1, “A”, 5.97%, 2019	7/22/10	301,322	299,017
Commercial Mortgage Asset Trust, FRN, 0.747%, 2032	8/25/03	43,076	26,441
Crest G-Star, CDO, 6.95%, 2032	9/13/05 - 3/25/11	7,830,574	6,750,000
Crest Ltd., “A1” CDO, FRN, 0.726%, 2018	1/21/10 - 3/04/10	5,448,854	6,441,488
Crest Ltd., “A2”, CDO, 4.669%, 2018	3/02/10	1,769,961	1,977,384
Crest Ltd., “B”, CDO, FRN, 1.603%, 2035	1/12/10 - 3/01/10	5,330,572	6,345,115

10

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Restricted Securities - continued	Acquisition Date	Cost	Value
FIH Erhvervsbank A.S., 1.75%, 2012	12/02/09	$3,816,390	$3,883,523
FUEL Trust, 3.984%, 2016	6/14/11 - 6/29/11	7,299,039	7,385,069
Falcon Franchise Loan LLC, FRN, 3.305%, 2023	1/18/02 - 3/23/11	10,117	14,765
Falcon Franchise Loan LLC, FRN, 3.789%, 2025	1/29/03 - 3/23/11	479,677	466,868
First Union National Bank Commercial Mortgage, 1.488%, 2043	12/11/03	6,860	107
Gramercy Real Estate Ltd., CDO, FRN, 0.573%, 2035	6/21/05 - 1/18/07	954,246	811,091
KKR Financial CLO Ltd., “A1”, FRN, 0.523%, 2017	4/11/11	3,263,330	3,297,348
Mach One Trust Commercial Mortgage, CDO, “B”, 5.43%, 2040	3/10/10 -3/25/11	4,898,461	5,146,020
Morgan Stanley Capital I, Inc., FRN, 1.103%, 2031	6/10/03	31,374	20,549
NIBC Bank N.V., 2.8%, 2014	11/24/09	4,932,647	5,177,723
News America, Inc., 6.15%, 2041	7/19/11	6,803,014	6,983,711
Preferred Term Securities XIX Ltd., CDO, FRN, 0.597%, 2035	9/08/05 - 3/28/11	7,789,189	5,078,361
Prudential Securities Secured Financing Corp., FRN, 6.896%, 2013	12/06/04 - 5/29/09	1,810,549	1,832,869
Salomon Brothers Mortgage Securities, Inc., FRN, 7.072%, 2032	1/07/05	3,681,145	3,457,916
Smart Trust, “A2B”, FRN, 0.937%, 2013	3/10/11	3,467,000	3,466,934
System Energy Resources, Inc., 5.129%, 2014	4/16/04 - 7/22/11	290,638	298,308
Vedanta Resources PLC, 6.75%, 2016	5/26/11	4,289,000	4,358,696

Total Restricted Securities			$122,954,159
% of Net assets			4.5%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced
TIPS	Treasury Inflation Protected Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

11

MFS Research Bond Fund

Supplemental Information (Unaudited) 7/31/11

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$679,714,773	$—	$679,714,773
Non-U.S. Sovereign Debt	—	60,656,213	—	60,656,213
Corporate Bonds	—	869,517,862	—	869,517,862
Residential Mortgage-Backed Securities	—	570,495,678	—	570,495,678
Commercial Mortgage-Backed Securities	—	170,159,896	—	170,159,896
Asset-Backed Securities (including CDOs)	—	104,637,170	—	104,637,170
Foreign Bonds	—	233,277,740	—	233,277,740
Floating Rate Loans	—	1,491,068	—	1,491,068
Mutual Funds	54,406,725	—	—	54,406,725

Total Investments	$54,406,725	$2,689,950,400	$—	$2,744,357,125

For further information regarding security characteristics, see the Portfolio of Investments.

12

MFS Research Bond Fund

Supplemental Information (Unaudited) 7/31/11 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,664,892,452

Gross unrealized appreciation	$127,184,330
Gross unrealized depreciation	(47,719,657)

Net unrealized appreciation (depreciation)	$79,464,673

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	50,563,540	228,914,094	(225,070,909)	54,406,725

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$12,596	$54,406,725

13

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST IX

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: September 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: September 16, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 16, 2011

*	Print name and title of each signing officer under his or her signature.